DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	Boomerang Systems, Inc.
Entity Central Index Key	0000314712
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 3,261,098	$ 65,590	$ 4,284,362
Restricted cash	593,228	0
Accounts receivable	225,360	411,336	235,605
Note receivable		0	8,710
Inventory	284,219	202,189	265,761
Prepaid expenses and other assets	59,885	37,993	40,882
Costs in excess of billings	316,911	521,213	0
Total current assets	4,740,701	1,238,321	4,835,320
Property, plant and equipment, net	2,788,481	2,874,678	1,295,388
Other assets:
Note receivable	0	16,748	15,835
Security deposit	20,825	0
Investment at equity	221,010	139,836	45,460
Total other assets	241,835	156,584	61,295
Total assets	7,771,017	4,269,583	6,192,003
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable and accrued liabilities	1,436,813	1,635,353	1,412,081
Due to related party	132,457	0	70,867
Deposit payable	99,403	154,403	219,403
Billings in excesss of costs and estimated earned profits on uncompleted contracts	514,408	0	48,186
Estimated loss on uncompleted contract	632,115	188,484	0
Debt- current portion	96,151	110,780	506,908
Debt- current portion - related party		0	546,000
Total current liabilities	2,911,347	2,089,020	2,803,445
Long term liabilities:
Debt- long term, net of discount	2,668,533	2,807,869	38,111
Debt- long term- related party, net of discount	1,590,083	3,425,334	0
Derivative liability	13,411,740	0
Total long term liabilities	17,670,356	6,233,203	38,111
Total liabilities	20,581,703	8,322,223	2,841,556
Stockholders' (deficit) equity:
Preferred stock, $0.01 par value; authorized shares 1,000,000; 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value; authorized shares 400,000,000 and 400,000,000; 7,399,086 and 7,277,192 issued and outstanding	7,399	7,277	7,021
Additional paid in capital	53,373,148	48,752,581	37,053,920
Accumulated (deficit)	(66,191,233)	(52,812,498)	(33,710,494)
Total stockholders' (deficit) equity	(12,810,686)	(4,052,640)	3,350,447
Total liabilities and stockholders' (deficit) equity	$ 7,771,017	$ 4,269,583	$ 6,192,003

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	200,000,000
Common stock, shares issued	7,399,086	7,277,192	7,021,404
Common stock, shares outstanding	7,399,086	7,277,192	7,021,404

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Revenues:
System sales	$ 96,512	$ 0	$ 477,290	$ 1,319,620	$ 1,591,948	$ 718,530
Total revenues	96,512	0	477,290	1,319,620	1,591,948	718,530
Cost of Goods Sold	1,345,313	473,934	2,069,846	2,496,467	3,241,531	715,135
Gross (Loss) Profit	(1,248,801)	(473,934)	(1,592,556)	(1,176,847)	(1,649,583)	3,395
Expenses:
Sales and marketing	271,067	298,860	877,831	1,891,800	2,176,724	1,144,513
General and administrative expenses	1,598,414	1,060,401	5,165,169	6,842,084	9,003,046	11,652,419
Research and development	437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331
Depreciation and amortization	62,410	13,106	183,907	38,209	52,006	49,089
Loss from operations	(3,618,423)	(2,317,323)	(8,852,898)	(11,741,593)	(15,083,379)	(15,511,957)
Total expenses	2,369,622	1,843,389	7,260,342	10,564,746	13,433,796	15,515,352
Other income (expenses):
Interest income	1	329	256	1,553	1,796	5,977
Interest expense	(190,983)	(32,709)	(486,299)	(60,858)	(113,657)	(168,408)
Other income	51,620	0	62,099	0
Financing costs	0	(974,939)	0	(3,899,866)	(3,899,866)	0
Miscellaneous Income					173,163	0
Loss on disposal of equipment	0	0	0	1,893	(1,893)	0
Loss on equity investment	(47,345)	(17,128)	105,426	52,037	(153,019)	(108,785)
Amortization of discount on convertible debt	(559,090)	0	(1,414,594)	0
Gain (loss) on fair value of derivative	(2,867,674)	0	(2,579,818)	0
Total other income (expenses)	(3,613,471)	(1,024,447)	(4,523,782)	(4,013,101)	(3,993,476)	(271,216)
Loss before provision for income taxes	(7,231,894)	(3,341,770)	(13,376,680)	(15,754,694)	(19,076,855)	(15,783,173)
Provision for income taxes	25	10,429	2,055	18,021	25,149	6,386
Net loss	$ (7,231,919)	$ (3,352,199)	$ (13,378,735)	$ (15,772,715)	$ (19,102,004)	$ (15,789,559)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.98)	$ (0.46)	$ (1.83)	$ (2.22)	$ (2.68)	$ (3.18)
Weighted average number of shares - basic and diluted (in shares)	7,354,554	7,277,192	7,305,825	7,111,900	7,117,078	4,960,954

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	$ 3,060	$ 0	$ 14,731,868	$ (17,920,935)	$ (3,186,007)
Balance (in shares) at Sep. 30, 2009	3,059,681	0
Options for Services			503,817		503,817
Convert the August 2008 12% Promissory Notes to Common Stock	839		1,677,199		1,678,038
Convert the August 2008 12% Promissory Notes to Common Stock (in shares)	839,003
Issuance of Common Stock- Private Placement	695		1,389,880		1,390,575
Issuance of Common Stock- Private Placement (in shares)	695,288
Issuance of October & November 2009 Post-Maturity Warrants			100,619		100,619
Issuance of Options- Directors			5,609,974		5,609,974
Issuance of Warrants- Directors			901,316		901,316
Issuance of Common Stock- Convertible Note	232		463,422		463,654
Issuance of Common Stock- Convertible Note (in shares)	231,827
Issuance of Common Stock- March 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- March 2010 Private Placement (in shares)	60,000
Issuance of Common Stock- April 2010 Private Placement	20		99,980		100,000
Issuance of Common Stock- April 2010 Private Placement (in shares)	20,000
Issuance of Common Stock- June 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- June 2010 Private Placement ( in shares)	60,000
Issuance of Common Stock- Compensation for Officer	140		699,860		700,000
Issuance of Common Stock- Compensation for Officer (in shares)	140,000
Issuance of Warrants- Officer			699,998		699,998
Issuance of Common Stock- Conversion of Debt	465		2,327,557		2,328,022
Issuance of Common Stock- Conversion of Debt (in shares)	465,605
Issuance of Common Stock- July 2010 Private Placement	1,400		6,998,600		7,000,000
Issuance of Common Stock- July 2010 Private Placement (in shares)	1,400,000
Issuance of Common Stock- Patterson Investment	50		249,950		250,000
Issuance of Common Stock- Patterson Investment (in shares)	50,000
Net loss				(15,789,559)	(15,789,559)
Balance at Sep. 30, 2010	7,021	0	37,053,920	(33,710,494)	3,350,447
Balance (in shares) at Sep. 30, 2010	7,021,404	0
Options for Services			723,637		723,637
Issuance of Options - Officers			1,249,997		1,249,997
Issuance of Warrants - Consultant			25,000		25,000
Issuance of Warrants- Officer			4,202,406		4,202,406
Issuance of Warrants - Line of Credit			974,985		974,985
Issuance of Warrants - Line of Credit Draw			2,924,881		2,924,881
Issuance of Common Stock- Conversion of Debt	80		397,932		398,012
Issuance of Common Stock- Conversion of Debt (in shares)	79,602
Issuance of Common Stock - November 2010 Private Placement	33		199,966		199,999
Issuance of Common Stock - November 2010 Private Placement (in shares)	33,329
Issuance of Common Stock - February 2011 Private Placement	143		999,857		1,000,000
Issuance of Common Stock - February 2011 Private Placement (in shares)	142,857
Net loss				(19,102,004)	(19,102,004)
Balance at Sep. 30, 2011	$ 7,277	$ 0	$ 48,752,581	$ (52,812,498)	$ (4,052,640)
Balance (in shares) at Sep. 30, 2011	7,277,192	0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,378,735)	$ (15,772,715)	$ (19,102,004)	$ (15,789,559)
Adjustments to reconcile net loss operations to net cash (used in) operating activities:
Depreciation and amortization	183,907	38,209	52,006	49,089
Loss on disposal of equipment	0	1,893	(1,893)	0
Grant of options for services	472,399	1,812,939	1,973,634	6,113,790
Issuance of common stock for services	50,001	0	0	700,000
Issuance of warrants for services	680,554	3,334,951	4,227,406	1,601,314
Issuance of warrants for financing	0	3,899,866	3,899,866	0
Issuance of common stock for interest expense	469,160	0
Loss on fair value of derivative	2,579,818	0
Amortization of discount on convertible debt	1,414,594	0
Loss on equity investment	105,426	52,037	(153,019)	(108,785)
Post-Maturity Warrants			0	100,619
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	185,976	(170,806)	(175,731)	(198,605)
(Increase) in restricted cash	(593,228)	0
Decrease in notes receivable	16,748	8,710	8,710	(8,710)
(Increase) in notes receivable (non-current)	0	(683)	(913)	0
(Increase) in security deposit	(20,825)	0
Decrease/(increase) in costs and estimated earned profits in excess of billings on completed contracts	204,302	(453,199)	(521,213)	0
(Increase) in inventory	(82,030)	(200,667)	63,572	(84,871)
(Increase) in prepaid expenses and other assets	(21,892)	(19,053)	2,889	(13,977)
(Decrease) in accounts payable and accrued liabilities	(100,356)	(63,853)	223,273	1,025,860
Increase in due to related party	132,457	212,600	283,466	274,298
(Decrease)/increase in deposit payable	(55,000)	15,000	(65,000)	200,000
Decrease/(increase) in costs and estimated earned profits in excess of billings on completed contracts	514,408	(48,186)	(48,186)	48,186
Increase in estimated loss on uncompleted contract	443,631	158,589	188,484	0
NET CASH (USED IN) OPERATING ACTIVITIES	(6,798,685)	(7,194,368)	(8,834,829)	(5,873,781)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(97,710)	(1,446,648)	(1,633,189)	(1,081,225)
Additional equity investment	(186,600)	(57,534)	(247,395)	(133,825)
NET CASH (USED IN) INVESTING ACTIVITIES	(284,310)	(1,504,182)	(1,880,584)	(1,215,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable			5,725,000	2,120,859
Repayment of loans payable			(428,358)	(1,120,402)
Repayment of notes payable and line of credit	(1,722,497)	(21,097)
Proceeds from notes payable and line of credit	2,176,000	3,550,000
Proceeds from private placement- convertible notes	9,825,000
Proceeds from private placement- common stock	0	1,199,999		9,340,576
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,278,503	4,728,902	6,496,641	10,341,033
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	3,195,508	(3,969,648)	(4,218,772)	3,252,202
CASH AND CASH EQUIVALENTS - beginning of period	65,590	4,284,362	4,284,362	1,032,160
CASH AND CASH EQUIVALENTS- end of period	3,261,098	314,714	65,590	4,284,362
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	8,642	0	12,523	14,034
Income taxes	2,080	9,892	25,149	6,386
Non-cash investing and financing activites:
Conversion of promissory notes and accrued interest into common stock			0	2,141,692
Conversion of notes payable and accrued interest into convertible debt	6,799,520	0
Issuance of common stock for interest expense	469,160	0
Conversion of debt and accrued interest into common stock	$ 0	$ 398,012	$ 398,012	$ 2,328,023

ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock. The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.

Our fiscal year end is September 30th.  We define fiscal year 2012 as the twelve month period ended September 30, 2012.

Basis of Presentation:

The accompanying unaudited consolidated financial statements of the Company have been prepared for the interim period and are unaudited (consisting only of normal recurring adjustments) which are in the in opinion of management, necessary for a fair presentation of the financial position and operating results for the periods presented. The results of operations for the three and nine months ended June 30, 2012 are not necessarily indicative of the results for the Company to be expected for the full fiscal year ending September 30, 2012.

Reclassification:

Certain three and nine month ended June 30, 2011 items have been reclassified to conform to the three and nine month ended June 30, 2012 presentation.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock.  The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition:

Revenues from the sales of RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of June 30, 2012, it was estimated that we would incur a gross loss of $3,274,083 on one of our current contracts, which began in fiscal year 2010. This loss is comprised of $2,641,968 recognized through the percentage of completion method from the inception of the contract through June 30, 2012, and $632,115 as a provision for the remaining loss on a contract as of June 30, 2012.

Revenues of $477,290 and $1,319,620 have been recognized for the nine months ended June 30, 2012 and 2011, respectively, under the percentage of completion method, and $96,512 and $0 for the three months ended June 30, 2012 and 2011, respectively.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Earnings Per Common Share:

We adopted ASC 260, Earnings Per Share. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/ (loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the nine months ended June 30, 2012 and 2011 were 7,305,825 and 7,111,900, respectively, and for the three months ended June 30, 2012 and 2011 were 7,354,554 and 7,277,192, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of June 30, 2012 and 2011, there were fully vested options outstanding for the purchase of 641,385 and 641,385 common shares, respectively, and warrants for the purchase of 8,472,266 and 3,986,184 common shares, respectively, both of which could potentially dilute future earnings per share.

Stock-Based Compensation:

The analysis and computation was performed based on our adoption of ASC 718-10-25, Compensation – Stock Compensation, which requires the recognition of the fair value of stock-based compensation.  For the nine months ended June 30, 2012 and 2011, we conducted an outside independent analysis and our own review, and based on the results, we recognized $472,399 and $562,942 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, respectively, and $114,715 and $160,695 for the three months ended June 30, 2012 and 2011, respectively. We recognized $0 and $1,249,997 for fully vested options issued during the nine months ended June 30, 2012 and 2011, respectively, and $0 and $0 for the three months ended June 30, 2012 and 2011, respectively. We recognized $680,554 and $7,234,817 for the issuance of warrants during the nine months ended June 30, 2012 and 2011, respectively, and $96,352 and $974,939 for the three months ended June 30, 2012 and 2011, respectively. We also recognized $50,001 and $0 for the issuance of common stock for services during the nine months ended June 30, 2012 and 2011, respectively, and $50,001 and $0 for the three months ended June 30, 2012 and 2011, respectively.

Derivative liability

The Company accounts for reset provisions in connection with their issuance of debt, and reset provisions of equity instruments attached to their debt, in accordance with Emerging Issues Task Force (“EITF”) Consensus No. 07-5 “Determining Whether an Instrument (or Embedded Feature) is indexed to an Entity’s Own Stock” (EITF 07-5”). Under EITF 07-5, instruments which contain full ratchet anti-dilution provisions are no longer considered indexed to a company’s own stock for purposes of determining whether it meets the first part of the scope exception in paragraph 11 (a) of FASB 133 “Accounting for Derivative Instruments and Hedging Activities”, now promulgated in ASC 815, “Derivative and Hedging”. Under ASC 815 the Company is required to (1) evaluate an instrument’s contingent exercise provisions and (2) evaluate the instrument’s settlement provisions.

Fair Value Measurements

As defined in FASB ASC Topic 820 – 10, “Fair Value Measurements and Disclosures,” fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic 820 – 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Fair Value Measurements at June 30, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$13,411,740	$13,411,740
Total	$-	$-	$13,411,740	$13,411,740

The Company incurred the derivative liability set forth on the June 30, 2012 balance sheet in connection with the Offering (see Note 7). The initial carrying value of the derivative liability was $10,831,922.

Research and Development:

Pursuant to ASC 730, Research and Development, research and development costs are expensed as incurred. Research and Development expense for the nine months ended June 30, 2012 and 2011 were $1,033,435 and $1,792,653, respectively, and $437,731 and $471,022 for the three months ended June 30, 2012 and 2011, respectively.

Advertising:

Advertising costs amounted to $114,783 and $201,374 for the nine months ended June 30, 2012 and 2011, respectively, and $42,944 and $62,591 for the three months ended March 31, 2012 and 2011, respectively. Advertising costs are included in Sales and Marketing and expensed as incurred.

Use of Estimates:

Management of the Company has made estimates and assumptions relating to reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

Accounts Receivable and Allowance for Doubtful Accounts:

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at June 30, 2012 and September 30, 2011.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Research and Development

Pursuant to ASC 730, research and development costs are expensed as incurred.  Research and development costs for the years ended September 30, 2011 and 2010 were $2,202,020 and $2,669,331, respectively.

Earnings Per Common Share

We adopted ASC 260. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/(loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the years ended September 30, 2011 and September 30, 2010 was 7,117,078 and 4,960,954, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of September 30, 2011 and 2010, there were fully vested options outstanding for the purchase of 597,165 and 361,884 common shares and warrants for the purchase of 4,196,184 and 2,458,232 common shares, respectively, both of which could potentially dilute future earnings per share.

Revenue Recognition

Revenues from the sales of  RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of September 30, 2011, it was estimated that the gross loss on current contracts would be $1,772,262.  This loss is comprised of $1,583,778 recognized through the percentage of completion method for the year ended September 30, 2011, and $188,484 as a provision for the remaining losses on contracts.  In addition, the $3,395 of gross profit recognized at September 30, 2010 was reversed out during the year ended September 30, 2011.

Revenues of $1,591,948 and $718,530 have been recognized for the years ended September 30, 2011 and 2010, respectively, under the percentage of completion method.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Cash and Equivalents

For purposes of the statement of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at September 30, 2011 and 2010, respectively.

Investment at Equity

The Company accounts for the equity investment using the equity method unless its value has been determined to be other than temporarily impaired, in which case we write the investment down to its impaired value. The Company reviews this investment periodically for impairment and makes appropriate reductions in carrying value when other-than-temporary decline is evident; however, for non-marketable equity securities, the impairment analysis requires significant judgment. During its review, the Company evaluates the financial condition of the issuer, market conditions, and other factors providing an indication of the fair value of the investment. Adverse changes in market conditions or operating results of the issuer that differ from expectation could result in additional other-than-temporary losses in future periods.  See Note 4.

Inventory

Inventories consisting of parts, materials and assemblies are stated at the lower of cost or market. Cost is determined using the weighted average cost method.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred. Costs of major additions and betterments are capitalized. Depreciation is calculated on the straight-line method over the estimated useful lives which range from three years to fifteen years. Depreciation and amortization for the years ended September 30, 2011 and September 30, 2010 was $52,006 and $49,089, respectively.

Income Taxes

We account for income taxes under ASC 740-10. ASC 740-10 requires an asset and liability approach for financial reporting for income taxes. Under ASC 740-10, deferred taxes are provided for temporary differences between the carrying values of assets and liabilities for financial reporting and tax purposes at the enacted rates at which these differences are expected to reverse. The Company and its subsidiaries file a consolidated Federal income tax return.

Use of Estimates

Management of the Company has made estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Impairment of Long-Lived Assets

We review the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine if impairment exists, we compare the estimated future undiscounted cash flows from the related long-lived assets to the net carrying amount of such assets. Once it has been determined that an impairment exists, the carrying value of the asset is adjusted to the fair value. Factors considered in the determination of the fair value include current operating results, trends and the present value of estimated expected future cash flows.

Fair Value of Financial Instruments

The Company has adopted the required provisions of Topic 820, “Fair Value Measurements”. Those provisions relate to our financial assets and liabilities carried at fair value and our fair value disclosures related to financial assets and liabilities. Topic 820 defines fair value, expands related disclosure requirements and specifies a hierarchy of valuation techniques based on the nature of the inputs used to develop the fair value measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1, meaning the use of quoted prices for identical instruments in active markets; Level 2, meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3, meaning the use of unobservable inputs. Observable market data should be used when available.

The Company’s financial instruments are carried at fair value, including, cash equivalents. Virtually all of the Company’s valuation measurements are Level 1 measurements. The adoption of Topic 820 did not have a significant impact on the Company’s consolidated financial statements.

Warranty Reserves

The Company provides warranty coverage on its products for a specified time as stipulated in its sales contracts.  At the time of completion of a project the Company will record a warranty reserve for estimated costs in connection with future warranty claims.  The amount of warranty reserve is based primarily on the estimated number of products under warranty and historical costs to service warranty claims.  Management periodically assesses the adequacy of the reserves based on these factors and adjusts the reserve accordingly.  The Company has incurred warranty expense of $0 and $8,162 in fiscal years 2011 and 2010, respectively, relating to its completed projects.

Advertising Expense

Advertising costs amounted to $242,717 and $190,326 for the years ended September 30, 2011 and 2010, respectively, and are included in Sales and Marketing. Advertising costs are expensed as incurred.

Stock-Based Compensation

The analysis and computation was performed based on our adoption of ASC 718-10-25, which requires the recognition of the fair value of stock-based compensation.  For the fiscal years ended September 30, 2011 and 2010, we conducted an outside independent analysis and our own review, and based on the results, we recognized $723,637 and $487,616 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, and $1,249,997 and $5,626,174 for fully vested options issued during the year ended September 30, 2011 and 2010, respectively.  We also recognized $8,127,272 and $1,601,314 for the issuance of warrants, of which $4,202,406 and $699,998 was for warrants issued to the Chief Executive Officer of the Company in connection with his employment agreement, $25,000 and $0 issued to a consultant for services and $3,899,866 and $0 issued related to financing costs during the year ended September 30, 2011 and 2010, respectively.

Reclassification

Certain fiscal year ended September 30, 2010 items have been reclassified to conform with the fiscal year ended September 30, 2011 presentation.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company’s consolidated financial position and results of operations.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to the consolidated financial statements of the Company.

NOTE RECEIVABLE	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3 - NOTE RECEIVABLE

On January 6, 2010, the Company converted a $26,000 accounts receivable balance from a customer into a note receivable bearing interest at an annual rate of 6%.  Monthly payments of $2,167 plus interest started February 1, 2010.  The amount outstanding at September 30, 2010 was $8,710.  This receivable was paid in full as of January 2011.

INVESTMENT AT EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE 3 – INVESTMENT AT EQUITY

The Company is a partner in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC.   Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the nine months ended June 30, 2012, the Company made additional investments in the UAE joint venture of $45,600.  Based on the equity method, the 49% loss we recognized on this investment for the nine months ended June 30, 2012 was $44,150.  After factoring in the loss, our carrying value on this investment was $141,286 at June 30, 2012.

Balance as of September 30, 2011	$139,836
Additional investment	45,600
Loss on investment (49%)	(44,150)
Balance as of June 30, 2012	$141,286

On February 15, 2012, Boomerang MP Holdings, Inc., a wholly owned subsidiary of the Company, was formed with the purpose of entering into a mechanical parking joint venture. On February 16, 2012, Boomerang MP Holdings, Inc., formed a joint venture with Stokes Industries-USA, LLC (“Stokes”). The joint venture, Boomerang-Stokes Mechanical Parking LLC, is owned 50% by Boomerang MP Holdings, Inc. and 50% by Stokes. Boomerang MP Holdings, Inc., is committed to providing a minimum of $250,000 of capital to fund the initial operations and marketing efforts during the initial two year period of the joint venture. Boomerang MP Holdings, Inc., shall also license the name “Boomerang” to the joint venture for use in North America on a royalty free, non-exclusive basis.

During the nine months ended June 30, 2012, the Company made an investment of $141,000 in the joint venture. Based on the equity method, the 50% loss we recognized on this investment for the nine months ended June 30, 2012 was $61,276. After factoring in the loss, our carrying value on this investment was $79,724 at June 30, 2012.

Balance as of September 30, 2011	$-
Additional investment	141,000
Loss on investment (50%)	(61,276)
Balance as of June 30, 2012	$79,724

NOTE 4 – INVESTMENT AT EQUITY

The Company made an initial capital investment of $20,420 in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC in fiscal year 2009.  This investment was part of the application process to obtain a commercial license in the UAE.  This license was granted on October 26, 2009.  Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the fiscal year ended September 30, 2011, the Company made additional investments in the UAE joint venture of $247,395.  Based on the equity method, the 49% loss we have recognized on this investment for the year ended September 30, 2011 was $153,019.  After factoring in the loss, our carrying value on this investment was $139,836 at September 30, 2011.

Balance as of September 30, 2009	$20,420
Additional investment	133,825
Loss on investment (40%)	(108,785)
Balance as of September 30, 2010	$45,460
Additional investment	247,395
Loss on investment (49%)	$(153,019)
Balance as of September 30, 2011	$139,836

INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4- INVENTORY

Inventory consisting of parts, materials and assemblies is stated at the lower of cost or market. Cost is determined using the weighted cost method. Inventory was $284,219 and $202,189 at June 30, 2012 and September 30, 2011, respectively.

NOTE 5 – INVENTORY The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761

PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred.  Costs of major additions and betterments are capitalized.  Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets, which range from three to fifteen years.  Depreciation and amortization for the nine months ended June 30, 2012 and 2011 were $183,907 and $38,209, respectively, and $62,410 and $13,106 for the three months ended June 30, 2012 and 2011, respectively.

Property, plant and equipment consist of the following at June 30, 2012 and September 30, 2011:

	June 30, 2012 (Unaudited)	September 30, 2011

Computer equipment	$280,245	$242,149
Machinery and equipment	1,274,837	96,855
Furniture and fixtures	62,803	35,856
Leasehold improvements	62,469	62,469
Buildings	1,450,450	-
Construction in progress (1)	-	2,595,765
	$3,130,804	$3,033,094
Less: Accumulated depreciation	(342,323)	(158,416)
	$2,788,481	$2,874,678

(1) All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011 and reallocated to Machinery and equipment and Buildings.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred.  Costs of major additions and betterments are capitalized.  Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets.  Depreciation and amortization for the years ended September 30, 2011 and 2010 were $52,006 and $49,089, respectively.

Property, plant and equipment consist of the following at September 30, 2011 and 2010:

	2011	2010

Computer equipment	$242,149	$138,823
Machinery and equipment	96,855	96,855
Furniture and fixtures	35,856	34,720
Leasehold improvements	62,469	62,469
Construction in progress (1)	2,595,765	1,072,668
	$3,033,094	$1,405,535
Less: Accumulated depreciation	(158,416)	(110,147)
	$2,874,678	$1,295,388

(1) All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011.

BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

NOTE 6 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into two contracts, one in fiscal 2010 and one in fiscal 2011 for construction of rack and rail-based parking systems and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at June 30, 2012 and September 30, 2011 is as follows:

	June 30, 2012	September 30, 2011
Costs in excess of billings:	(Unaudited)
Earnings on billings to date	$1,901,176	$2,105,478
Less: Billings	(1,584,265)	(1,584,265)
Total costs in excess of billings	$316,911	$521,213

	June 30, 2012	September 30, 2011
Billings in excess of costs:	(Unaudited)
Earnings on billings to date	$681,592	$-
Less: Billings	(1,196,000)	-
Total (billings in excess of costs)	$(514,408)	$-

NOTE 7 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into a contract in 2010 for the construction of a rack and rail-based parking system and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at September 30, 2011 and September 30, 2010 are as follows:

	2011	2010

Earnings on work in progress	$2,105,478	$718,530
Less: Billings	1,584,265	766,716
Costs in excess of billings/(Billings in excess of costs)	$521,213	$(48,186)

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and other liabilities at September 30, 2011 and 2010 consist of the following:

	2011	2010

Accounts payable – trade	$1,340,114	$889,724
Accrued interest	105,721	16,258
Accrued taxes under employment agreement	-	315,000
Accrued payroll	122,715	99,714
Other accrued expenses	66,803	91,385
Total	$1,635,353	$1,412,081

INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

The tax expense (benefit) for the years ended September 30, 2011 and 2010 consists of the following components:

	2011	2010

Current	$-	$-
Federal	$-	$-
State	25,149	6,386
	25,149	6,386
Deferred
Federal	-	-
State	-	-
	-	-
Total	$25,149	$6,386

The income tax benefit for the year does not bear the expected relationship between pretax loss and the Federal corporate income tax rate of 34% because of the direct effect of state and local income taxes.

The reconciliation between the actual and expected federal tax is as follows:

	2011	2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$-	$-
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	-	-
Effect of tax vs. book depreciation	-	-
Effect of capital loss carry forward	-	-
Effect of NOL limitation	-	-
Total tax expense (benefit)	$25,149	$6,386

Deferred income taxes consist of the following at September 30, 2011 and 2010:

	2011	2010

Deferred tax assets	$4,590,000	$2,429,640
Deferred tax liabilities	-	-
Valuation allowance	(4,590,000)	(2,429,640)
Total	$-	$-

As of September 30, 2011, the Company had net operating losses (“NOLs”) of approximately $13,500,000 and for September 30, 2010, it had NOLs of approximately $7,146,000.  These amounts are available to be carried forward to offset future taxable income. The carry forwards begin to expire during the year ended September 30, 2027. The Company has provided a full 100% valuation allowance on the deferred tax assets at September 30, 2011 and 2010 to reduce such deferred income tax assets to zero as it is management’s belief that realization of such amounts do not meet the criteria required by generally accepted accounting principles.  Management will review the valuation allowance required periodically and make adjustments if warranted.

Under Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), the utilization of net operating loss carry forwards is limited under the change in stock ownership rules of the Code. The Company's operating loss carry forwards are subject to these limitations. Future ownership changes could also further limit the utilization of any net operating loss carry forwards as of that date.

DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7- DEBT

Current Debt

The Company entered into a sixty month capital equipment lease with a third party commencing in December 2007. The total principal balance of this lease was $135,675 at an annual rate of 6.45%. At June 30, 2012, the outstanding principal balance was $15,613, all of which was classified as current debt.

Effective February 6, 2008, the Company was indebted for an unsecured loan to a third party. As of June 30, 2012, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of June 30, 2012, the balance of the loan including accrued interest was $95,877.

On May 16, 2012, the Company entered into a $400,000 line of credit with a bank, which bore interest at a rate of 5% per annum and was due on August 14, 2012. During the quarter, the Company borrowed an aggregate of $400,000 under the line. The line of credit was paid in full and terminated on June 14, 2012.

Long-Term Debt

Private Placement Offering – November/December 2011

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions. The Warrants issued with the debt have a five year life with an initial exercise price of $4.25 per share, subject to adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

The Company also entered into a registration rights agreement with the subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of common stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). The registration statement was timely filed and declared effective by the SEC. The Company shall use its best efforts to cause any additional registration statements it may be required to file to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in such registration statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the subscription agreement and owned by such holder.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Company has valued the Warrants, and the beneficial conversion features (“BCF”) of the Notes, to their maximum value in proportion to the Notes and had accounted for them as a discount to the debt. In certain circumstances the convertibility features and the attached Warrants contain reset provisions which adjust the conversion price of the Notes and the exercise price of the Warrants should the Company sell additional shares of common stock below the initial conversion price of the Notes or warrant exercise price as agreed to upon entry into the convertible notes payable. The Company has assessed that the reset provision for the convertibility feature and the warrant exercise price are such that they are not indexed to the Common Stock and is therefore a derivative in accordance with ASC 815-40 (formerly EITF 07-5). As such the derivative was valued on the date of its initiation, with each issuance of convertible debt, and will be re-valued at its fair value at each subsequent interim and annual reporting period.

The Company valued the Warrants and the BCF, and the resulting derivative liability, at $5,309,941 each for the Warrants and the BCF, for a total of $10,619,882 recorded as a discount to the convertible debt during the first quarter of fiscal 2012. This discount will be amortized over the life of the note or until such time as the note is repaid or converted, or upon exercise of the Warrants. The valuation of the Warrants and BCF were determined using the Black-Scholes option pricing model with the following weighted assumptions for all debt issuances: i) expected dividend rate of 0% ii) expected volatility of 52.7% iii) risk free interest rate of 0.9% and expected term of 5 years. During the nine months ended June 30, 2012 the Company has amortized $1,386,500 of the of debt discount.

As of the date(s) of the Note issuances the aggregate fair value of the derivative was $10,619,882. The revaluation of the derivative as of June 30, 2012 resulted in a derivative value of $13,149,312. The change in fair value of the derivative from the date(s) of note issuance through June 30, 2012 resulted in a loss on the fair value of the derivative liability of $2,529,430 for the nine months ended June 30, 2012. The derivative liability was revalued on June 30, 2012 using the Black-Scholes option pricing model with the following weighted assumptions: i) expected dividend rate of 0% ii) expected volatility of 53.43% iii) risk free interest rate of 0.9% and expected term of 4.35 years.

In connection with the Offering, the Company issued warrants to the placement agent (the “Placement Agent Warrants”) to purchase shares of Common Stock. The Company issued an aggregate of 109,176 Placement Agent Warrants in November and

December 2011 valued at $212,040. The Placement Agent Warrants were valued based on the Black-Scholes Model with assumptions similar to those used to value the Warrants issued to the purchasers of Notes in the Offering. The Placement Agent Warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants. The Placement Agent Warrants, similar to the Warrants issued to the purchasers of Notes in the Offering, do not meet the definition of being indexed to the Company’s own stock in accordance with ASC 815-40. Accordingly, the Company has recorded a derivative liability for the value of the Placement Agent Warrants. The derivative liability valued at $212,040 upon the Placement Agent Warrants grant, was revalued at $262,428 at June 30, 2012. The valuation at June 30, 2012 was valued based on the Black-Scholes Model with assumptions similar to those used to value the Warrants granted to the debt holders as of

June 30, 2012. The difference in valuation for the nine months ended June 30, 2012 was $50,388, accounted for as a loss on fair value of derivative.

Private Placement Offering – June 2012

On June 14, 2012, the Company issued to subscribers 6% convertible promissory notes due on June 14, 2017 (“2012 Notes”) in the aggregate principal amount of $5.0 million and warrants to purchase Common Stock (“2012 Warrants”) in a private placement (the “2012 Offering”) for aggregate gross cash proceeds of $5.0 million. For each $100,000 invested, a subscriber was issued a $100,000 principal amount 2012 Note and 2012 Warrants to purchase 20,000 shares of the Company’s Common Stock.

The 2012 Notes are convertible into Common Stock at $5.00 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions. Additionally, the Conversion Price may not be adjusted below $0.25.

Interest accrues on the 2012 Notes at 6% per annum. Interest is payable quarterly, commencing on June 30, 2012. At the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the 2012 Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the 2012 Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the 2012 Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale, and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

If an event of default as defined in the 2012 Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the 2012 Notes then outstanding to be due and payable.

The Company also entered into a registration rights agreement with the subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the final closing date of the Offering which occurred on July 13, 2012 (the “Closing Date”) to register for resale the shares of Common Stock issuable upon conversion of the 2012 Notes and exercise of the 2012 Warrants and 2012 Placement Agent Warrants defined below (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practical date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the registration statement to be effective within 150 days of the Closing Date, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s 2012 Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the 2012 Notes and exercise of the 2012 Warrants purchased pursuant to the subscription agreement and owned by such holder.

The Company has valued the 2012 Warrants and the beneficial conversion features (“BCF”) of the 2012 Notes, to their maximum value in proportion to the notes and had accounted for them as a discount to the debt. In certain circumstances the convertibility features and the 2012 Warrants contain reset provisions which adjust the conversion price and the exercise price of the warrants should the Company sell additional shares of common stock below the initial conversion price of the 2012 Notes or 2012 Warrant exercise price as agreed to upon entry into the convertible notes payable. The Company has determined that the 2012 Notes are a derivative instrument due to the reset provision contained within the notes. A derivative liability was not recorded when the 2012 Offering was entered into as the value of the such a derivative was immaterial due to the Company's limited history with adjusting instruments from previous fundraisings that have similar reset provisions. If the 2012 Notes’ reset provision should be triggered, a reassessment of recording a derivative will be made at such time.

The Company valued the 2012 Warrants and the BCF at $1,580,308 each for a total of $3,160,616 recorded as a discount to the convertible debt during the third quarter of fiscal 2012. This discount will be amortized over the life of the 2012 Notes or until such time as the 2012 Notes are repaid or converted, or upon exercise of the 2012 Warrants. The valuation of the 2012 Warrants and BCF were determined using the Black-Scholes option pricing model with the following weighted assumptions for all debt issuances: i) expected dividend rate of 0% ii) expected volatility of 53.43% iii) risk free interest rate of 0.9% and expected term of 5 years. During the nine months ended June 30, 2012 the Company has amortized $28,094 of the of debt discount.

In connection with the 2012 Offering, the Company paid a placement agent and another registered broker-dealer cash fees of approximately $274,000 in the aggregate. The Company issued to the placement agent warrants (the “2012 Placement Agent Warrants”) to purchase 41,700 shares of Common Stock, which expire on June 14, 2017. The 2012 Placement Agent Warrants contain substantially the same terms as those issued to subscribers.

	Principal
	As of
Current Debt- Third Party:	6/30/2012	9/30/2011	Maturity Date		Interest Rate	Secured
	(Unaudited)
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Lease Payable- Bank (current portion)	15,613	30,242	12/31/2012		6.45%	Yes
Total Current Debt- Third Party	$96,151	$110,780

Long-Term Debt – Third Party:
Convertible Notes	3,665,763	-	11/1/2016		6%	No
Convertible Notes	1,250,000	-	11/18/2016		6%	No
Convertible Notes	925,000	-	12/9/2016		6%	No
Convertible Notes	3,965,000	-	6/14/2017		6%	No
Promissory Notes – Line of Credit	-	1,500,000	11/1/2016	(1)	6%	No
Line of Credit - Bank	-	1,000,000	11/1/2016	(1)	6%	No
Promissory Note – Bank	-	300,000	11/1/2016	(1)	6%	No
Lease Payable- Bank	-	7,869	12/31/2012		6.45%	Yes
Discount on Convertible Notes	(7,842,348)	-
Amortization of Discount	705,118	-
Total Long-Term Debt – Third Party	$2,668,533	$2,807,869

Long-Term Debt- Related Party:
Convertible Notes – Related Party	$5,683,757	$-	11/1/2016		6%	No
Convertible Notes – Related Party	100,000	-	11/18/2016		6%	No
Convertible Notes – Related Party	1,035,000	-	6/14/2017		6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	220,763	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	133,571	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	775,000	11/1/2016	(1)	6%	No
Promissory Notes – Line of Credit	-	1,750,000	11/1/2016	(1)	6%	No
Discount on Convertible Notes	(5,938,150)	-
Amortization of Discount	709,476	-
Total Long-Term Debt- Related Party	$1,590,083	$3,425,334

(1)	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes.

Capital lease payable to bank*	6/30/2012	9/30/2011
	(Unaudited)
Secured by equipment	$15,613	$38,111
Less: current maturities	(15,613)	(30,242)
Total long-term debt	$-	$7,869

*payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

NOTE 10 –DEBT

The Company entered into a sixty month equipment lease with a third party commencing in December 2007.  The total principal balance of this lease was $135,675 at an annual rate of 6.45%.   At September 30, 2011, the outstanding principal balance was $38,111, of which $30,242 was classified as current debt.  The remaining $7,869 was classified as long-term debt.

Effective February 6, 2008, subsequent to the reverse merger, the Company was indebted for an unsecured loan to a third party.  As of September 30, 2010, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of September 30, 2011, the balance of the loan including accrued interest was $88,971.

In November 2010, the Company converted a third party loan of $398,012, including accrued interest, that was due to mature on December 31, 2010 and had an interest rate of 12%, into 79,603 shares of the Company’s common stock, $0.001 par value and an equal number of five-year warrants, each to purchase a share of the Company’s common stock with an exercise price of $5.00 per share.

Between December 23 and December 29, 2010, the Company obtained commitments for a line of credit for an aggregate of $3,250,000 provided by nine accredited investors, including four related parties in the amount of $1,750,000, pursuant to the terms of a commitment letter entered into between these lenders and the Company.  Upon each draw down on the line of credit, each lender received a note for the amount borrowed, bearing interest from the date of the borrowing thereunder at a rate of 3% per annum.  Under the terms of the commitment letter, each lender received one five-year warrant to purchase one share of the Company’s common stock for every dollar that lender committed under the line of credit, with an exercise price of $6.00 per share.  In addition, upon each draw down on the line of credit, each lender received additional warrants at a rate of three warrants for each dollar drawn down from that lender's commitment, with the amount of the draw down attributable to each investor’s commitment to be determined on a pro rata basis.

In February and March 2011, the Company drew down a total of $2,166,664 on this line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $2,166,664, bearing interest of 3% per annum to a total of nine investors, including $1,166,666 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  In May 2011, the Company drew down the remaining $1,083,336 on this line of credit.  In connection with the draw down, the Company issued notes in an aggregate amount of $1,083,336, bearing interest of 3% per annum to a total of nine investors, including $583,334 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.

On June 30, 2011, the Company entered into a bank line of credit for up to $1,000,000.  During the fiscal year ended September 30, 2011, the Company drew down the entire balance of the line of credit.  This line of credit bore interest of 3.25% per annum and was due on October 29, 2011.

On August 4, 2011, the Company entered into a 5% bank Promissory Note a principal amount of $300,000.  The maturity date of this note was October 4, 2011.

In May 2010, the Company entered into a 6% line of credit with Sail Energy, a company owned by Gail Mulvihill, a principal shareholder of the Company and the mother of the Company’s President, Christopher Mulvihill, for up to $1,300,000.  In May 2011, the outstanding principal balance was $273,000 and it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit.  As of September 30, 2011, the outstanding principal balance of this loan was $273,000, which was due on December 31, 2011.  The total amount outstanding under this loan, including accrued interest, as of September 30, 2011 was $300,142.  The loan was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a conversion rate of $5.00 for one share of our common stock and one five-year warrant to purchase one additional share with an exercise price of $5.00 per share.

In July 2010, the Company entered into a 6% Convertible Promissory Note with Venturetek, LP, a principal stockholder of the Company, with a principal amount of $273,000 which is due on December 31, 2011.  The total amount outstanding under this note, including accrued interest, as of September 30, 2011 was $292,461.  The note, together with accrued but unpaid interest, was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a rate of $5.00 for a unit consisting of one share of our common stock and one five-year warrant to purchase one additional share at an exercise price of $5.00 per share.

On September 30, 2011, the Company owed an aggregate of $220,763 to SB&G Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

On September 30, 2011, the Company owed an aggregate of $133,571 to Stan Checketts Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

	Principal
	As of
Current Debt- Third Party:	9/30/2011	9/30/2010	Maturity Date		Interest Rate	Secured
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Loan Payable- Third Party	-	398,012	12/31/2010	(1)	12%	No
Lease Payable- Bank (current portion)	30,242	28,358	9/30/2011		6.45%	Yes
Total Current Debt- Third Party	$110,780	$506,908

Current Debt – Related Party
Loan Payable – Related Party	$-	273,000	11/1/2016	(2)	6%	No
Loan Payable – Related Party	-	273,000	11/1/2016	(2)	6%	No
Total Current Debt – Related Party	$-	$546,000

Long-Term Debt – Third Party:
Promissory Notes – Line of Credit	1,500,000	-	11/1/2016	(2)	6%	No
Line of Credit - Bank	1,000,000	-	11/1/2016	(2)	6%	No
Promissory Note – Bank	300,000	-	11/1/2016	(2)	6%	No
Lease Payable- Bank	7,869	38,111	12/31/2012		6.45%	Yes
Total Long-Term Debt – Third Party	$2,807,869	$38,111

Long-Term Debt- Related Party:
Loan Payable- Related Party	$273,000	$-	11/1/2016	(2)	6%	No
Loan Payable- Related Party	273,000	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	220,763	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	133,571	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	775,000	-	11/1/2016	(2)	6%	No
Promissory Notes – Line of Credit	1,750,000	-	11/1/2016	(2)	6%	No
Total Long-Term Debt- Related Party	$3,425,334	$-

(1)	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
(2)
This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14.  On November 1, 2011, as part of a private offering described in Note 15 – Subsequent Events, this debt was refinanced to a long-term note.

Capital lease payable to bank*	2011	2010

Secured by equipment	$38,111	$66,469
Less: current maturities	(30,242)	(28,358)
Total long-term debt	$7,869	$38,111

*payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012

Aggregate maturities required on long-term debt at September 30, 2011 is as follows:

Year Ended
September 30,

2012	30,242
2013	7,869
Subtotal	38,111
Less current	(30,242)
Total long-term	$7,869

EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8- EQUITY

Common Stock:

On April 11, 2012, the Company issued 11,765 shares of common stock to Dave Koch, our COO, pursuant to his employment agreement as payment for services provided. These shares of stock were issued at $4.25 per share and the Company recorded an expense of $50,001 related to this issuance.

On June 30, 2012, the Company issued 40,925 shares of common stock in lieu of a cash payment of $173,890 of interest for the quarter ended June 30, 2012. Pursuant to the terms of the Notes, these shares of stock were issued at $4.25 per share.

On June 30, 2012, the Company issued 2,795 shares of common stock in lieu of a cash payment of $13,151 of interest for the quarter ended June 30, 2012. Pursuant to the terms of the 2012 Notes, these shares of stock were issued at $4.73 per share.

At June 30, 2012, the Company reserved shares of common stock for issuance upon exercise as follows:

Options	641,385
Warrants	8,472,266
Convertible Notes	3,735,206
Total Shares Reserved	12,848,857

Options:

As of June 30, 2012, there was approximately $67,000 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

Warrants:

Pursuant to the 2012 Offering described in Note 7, on June 14, 2012, we issued 2012 Warrants to subscribers to purchase 1,000,000 shares of Common Stock of the Company.

In connection with the 2012 Offering, we issued warrants to the placement agent (the “2012 Placement Agent Warrants”) to purchase shares of Common Stock. We issued 2012 Placement Agent Warrants to purchase 41,700 shares of Common Stock in June 2012. We valued and expensed these warrants at $96,352 during the three months ended June 30, 2012, based on the Black-Scholes Model. These warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants.

The 2012 Warrants are exercisable at $5.00 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions. Additionally, the Exercise Price may not be adjusted below $0.25. Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the 2012 Warrants if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%. The 2012 Warrants expire on June 14, 2017.

NOTE 11 - EQUITY

Preferred Stock:

The Company is authorized to issue 1,000,000 shares of preferred stock, with a par value of $0.01 per share.  As of September 30, 2011 and 2010, there were no shares of preferred stock issued and outstanding.

Common Stock:

In September 2010, the Board of Directors unanimously approved an amendment to the Company’s Certificate of Incorporation, increasing the Company’s authorized shares of common stock from 200,000,000 to 400,000,000, which was approved by the written consent of the holders of a majority of our issued and outstanding shares of common stock on September 29, 2010. The increase was affected by the filing of an amendment to our certificate of incorporation with the Secretary of State of Delaware on November 23, 2010.

In November 2010, the holder of $398,012 of outstanding indebtedness, exchanged its indebtedness for units consisting of shares of the Company’s common stock and common stock purchase warrants.  The exchange was for 79,602 shares of the Company’s common stock and an equal number of common stock purchase warrants to purchase shares of common stock, which are exercisable for a period of five years at an exercise price of $5.00.  The exchange was at a rate of $5.00 for one share of common stock and one warrant.

In November 2010, the Company sold 33,329 shares of common stock at $6.00 per share in a private placement for proceeds of approximately $200,000.  These investors also received five year warrants to purchase 33,329 shares with an exercise price of $6.00 per share.

On February 11, 2011, the Company sold 142,857 shares of common stock at $7.00 per share in a private placement for proceeds of $1,000,000.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split of Boomerang’s common stock.  The par value of the Company’s common stock will remain $0.001 per share and the number of shares of common stock authorized to be issued will remain at 400,000,000.

Options:

On October 6, 2010, the Company granted ten-year non-qualified, fully vested options to the Company’s President, Christopher Mulvihill, to purchase 200,000 shares of common stock exercisable at $5.00 per share.  The Company has valued and expensed these options at $1,000,000 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 10 years (iii) dividend rate of 0.00% and (iv) expected volatility of 402.2%.

On November 24, 2010, the Company granted options to the Company’s then Chief Operating Officer, to purchase common stock comprised of five-year, non-qualified, fully vested options to purchase 50,000 shares exercisable at $5.00 per share.  These options were forfeited in June 2011, three months after his employment ceased.  Since these options vested immediately, the Company has valued and expensed these options at $249,997 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 5 years (iii) dividend rate of 0.00% and (iv) expected volatility of 339.29%.

The Company recorded $1,249,997 and $6,113,789 of compensation expense, net of related tax effects, for the options that were granted that vested during the twelve months ended September 30, 2011 and 2010, respectively, in accordance with ASC 718-10-25. As of September 30, 2011, there is approximately $539,850 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

The volatility assumption for the period was based on the weighted average for the most recent year and long term volatility measures of our stock as well as certain of our peers. Although stock-based compensation expense, recognized in the accompanying consolidated statement of operations for the twelve months ended September 30, 2011 and 2010, is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.  ASC 718-10-25 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Currently the Company has no historical data to use for estimating forfeitures.

The following table summarizes option activity for the years ended September 30, 2011 and 2010:

		Weighted Average
	Options	Exercise Price
Outstanding as of September 30, 2009	125,385	$11,60
Granted	316,000	$2.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	441,385	$4.80
Granted	250,000	$5.00
Exercised	-	-
Forfeitures	(50,000)	(5.00)
Outstanding as of September 30, 2011	641,385	$4.82

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2011 and 2010:

Period	Range of Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable Options	Weighted Average Remaining Life in Years Exercisable Options

9/30/2011	$2.00-18.00	641,385	7.56	$4.82	597,635	$5.02	7.91

9/30/2010	$2.00-18.00	441,385	7.88	$4.80	361,885	$5.20	8.80

Warrants:

On October 1, 2010, the Company entered into an amended and restated employment agreement with our Chief Executive Officer, Mark Patterson.  The amended agreement provides for a base salary of $200,000 per year and provides for a grant of an aggregate of 1,080,000 five-year warrants with an exercise price of $5.00 per share that vest and become exercisable as follows: (i) 270,000 on October 1, 2010, (ii) 210,000 on each of February 1, August 1, 2011 and February 1, 2012, and (iii) 180,000 on August 1, 2012.  The amended agreement provides Mr. Patterson with a right of first refusal, pursuant to which Mr. Patterson has the right, but not the obligation, to maintain his then pro rata share of the Company’s issued and outstanding shares and warrants by purchasing additional shares and warrants each time the Company offers shares and/or warrants for sale.  The Company has valued and expensed a total of 690,000 vested warrants at $3,502,418 during the year ended September 30, 2011, based on the Black-Scholes Model.

On November 12, 2010, the Company issued five-year warrants to our Chief Executive Officer, Mark Patterson, in connection with the amendment and termination of his prior employment agreement, to purchase 280,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These warrants were issued in conjunction with an amendment to the Executive employment agreement entered into with Mr. Patterson in June 2010.  Using the Black-Scholes Model, the Company has valued these warrants at approximately $1,399,985, of which $699,998 was expensed during the fiscal year ended September 30, 2010 and the remaining $699,987 was expensed during the year ended September 30, 2011.

On November 30, 2010, the Company granted options to a consultant to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These options vest immediately and shall expire after a period of 5 years.  The Company has valued and expensed these warrants at approximately $25,000 during the year ended September 30, 2011, based on the Black-Scholes Model.

Between December 23 and December 29, 2010, the Company received commitments from nine accredited investors for a line of credit of up to $3,250,000, including commitments of an aggregate of $1,750,000 by four related parties.  Each lender received one warrant to purchase one share of the Company’s common stock for each dollar that was committed.  Accordingly, the Company granted an aggregate of 162,500 five year warrants at an exercise price of $6.00 per share to these lenders, 87,500 of which were issued to related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,985 during the year ended September 30, 2011, of which $524,992 pertains to related parties.

In February and March 2011, in connection with the line of credit draw, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $1,949,942 during the year ended September 30, 2011, including $1,049,969 for warrants issued to the four related parties.

In May 2011, in connection with a draw on the aforementioned line of credit, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,939 during the year ended September 30, 2011, including $524,967 for warrants issued to the four related parties.

When the above warrants were granted, the fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model.  The following weighted assumptions were used for these warrants granted during the fiscal year ended September 30, 2011: (i) risk free interest rate of 0.199%, (ii) expected life of five years, (iii) dividend rate of 0.00% and (iv) expected volatility between 357.2 – 403.1%.

The following table summarizes warrant activity for the years ended September 30, 2010 and 2009:

		Weighted Average
	Warrants	Exercise Price
Outstanding as of September 30, 2009	333,902	$16.60
Granted	2,124,350	$5.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	2,458,252	$6.60
Granted	1,737,932	$5.95
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2011	4,196,184	$5.17

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 - RELATED PARTY TRANSACTIONS

HSK Funding, Inc., Lake Isle Corp., and Venturetek, LP, are beneficial holders of shares of our Company’s common stock and certain of their members and stockholders are also the members of SB&G Properties, LC. (“SB&G”), which is the landlord under a lease with us.  Gail Mulvihill, the individual who exercises sole voting and investment control over Lake Isle Corp., is the mother of Christopher Mulvihill, our President, and is a principal stockholder of our Company.  SB&G entered into a lease with Boomerang Utah dated October 1, 2008, relating to premises located at 324 West 2450 North, Building A, Logan, Utah (“Building A”).  The Company assumed this lease in February 2008.  The initial term of the lease was for one year with an annual rent of $260,610 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities, repairs and maintenance to the property. The approximately 29,750 square foot leased premises are used for Boomerang’s manufacturing activities.  On March 15, 2010, Boomerang and SB&G agreed to maintain these terms until September 30, 2011. This lease has been extended on a month-to-month basis.  On November 1, 2011, deferred rental payments totaling $220,763 were refinanced as part of the private placement offering described in Note 7 – Debt. Deferred rental payments totaling $132,457 have been accrued as of June 30, 2012 and classified as due to related party on our balance sheet.

Stan Checketts Properties (“SCP”), a company owned by the chief executive officer of Boomerang’s wholly owned subsidiary, Boomerang Sub, Inc., entered into a lease with Boomerang Utah dated October 1, 2008 for premises located at 324 West 2450 North, Building B, Logan, Utah.  The Company assumed this lease in February 2008.  The initial term of the lease was for one year at a fixed annual rent of $157,680 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities and for repairs and maintenance to the property.  The approximately 18,000 square foot leased premises are, in addition to Building A, also used for Boomerang’s manufacturing activities.  We are currently leasing an additional 2,400 square feet of office and conference room space with Stan Checketts Properties for $1,800 per month. On March 15, 2010, Boomerang and SCP agreed to maintain these terms until September 30, 2011. On October 28, 2011, Boomerang and SCP amended the terms of the lease to provide for a monthly payment of $14,940, effective as of October 1, 2011. On November 1, 2011, deferred rental payments totaling $133,571 were refinanced as part of the private placement offering described in Note 7 – Debt.

SB&G is obligated on a twenty-year promissory note due August 1, 2027 owing to Zions Bank. The principal amount due was $745,578 as of June 30, 2012, and the note bears interest at 3.807% per annum. The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang Utah. Boomerang and Messrs. Gene Mulvihill, Stan Checketts, and Burton Koffman (“Koffman”) are the joint and several guarantors of this promissory note.  Gene Mulvihill is the husband of Gail Mulvihill and the father of Christopher Mulvihill, the President of the Company.

Messrs. Gene Mulvihill and Koffman are the guarantors of a financing lease entered into on September 1, 2007 between Boomerang Utah and a nonaffiliated bank. The lease relates to certain equipment used by Boomerang Utah in its manufacturing operations. The total cost of the equipment was approximately $900,000. The rental is payable in sixty monthly installments of approximately $12,750. Boomerang Utah has the option to purchase the equipment at the conclusion of the lease term for approximately $315,000 which amount is the parties’ pre-determined fair market value of the equipment at the conclusion of the lease.

The Company used the services of Coordinate Services, Inc. for product development.  The owner of this company is Gene Mulvihill, Jr. who is the brother of Christopher Mulvihill, our President, and the son of Gail Mulvihill.  The amount of this expense for the nine months ended June 30, 2012 and 2011 was $116,103 and $106,694 respectively; which is recorded under Research and Development expenses.

The Company reimbursed North Jersey Management Services, Inc. for payroll related expenses for the services of Joseph Bellantoni, the former Chief Financial Officer of the Company, and Maureen Cowell, the Company’s Corporate Secretary.  Mr. Bellantoni is also the President and Mrs. Cowell is the Vice President of North Jersey Management Services, Inc.  The amount of this expense for the nine months ended June 30, 2012 and 2011 was $58,500 and $58,500 respectively; which is recorded under General and Administrative expenses.

In April 2010, we entered into a twenty-year ground lease with Route 94 Development Corporation (“Route 94”) to lease a portion of an approximately fifteen acre parcel in the town of Hamburg, located in Hardyston Township, New Jersey, on which we constructed a RoboticValet™ parking facility.  The leased property is adjacent to Grand Cascades Lodge (“Cascades”), a hotel within the Crystal Springs Golf and Spa Resort (“the Resort”). The parking facility was constructed by Crystal Springs Builders, LLC (“Builders”).   It is intended that this facility will be used by us primarily for demonstration and marketing purposes in the eastern portion of the United States.  In consideration of the benefits to us under the terms of the lease, we agree to provide to the lessor and its affiliates parking and storage space within the facility at no cost to the lessor and its affiliates subject to our right to use the facility for demonstration purposes.  In addition, we are required to pay the operating costs, premiums on the insurance required under the terms of the lease and incremental property taxes resulting from our construction of the facility.  For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct.  The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.

The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities. Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort. Except as set forth above, no other officer, director or 5% or greater stockholder of the Company has any equity interest in Builders, Cascades or Route 94.  The Company incurred expenses of $0 and approximately $1,037,700 for Builders during the nine months ended June 30, 2012 and 2011, respectively. The Company incurred expenses of approximately $47,000 and $73,000 for Cascades for the nine months ended June 30, 2012 and 2011, respectively. No expenses were incurred for Route 94 during the nine months ended June 30, 2012 and 2011.

During the quarter ended June 30, 2012, the Resort paid $50,000 to the Company for the purchase of mechanical parking equipment that will be provided by Boomerang-Stokes Mechanical Parking LLC. At June 30, 2012, the Company recorded this amount as a payable and has subsequently paid the amount in full to Boomerang-Stokes Mechanical Parking LLC.

Our management believes that the terms of the above transactions are as favorable to our company as could have been obtained from nonaffiliated persons at the time and under the circumstances as when the transactions were entered into.

In connection with the 2012 Offering, the following related parties of the Company participated in the 2012 Offering.

Name	2012 Notes issued in 2012 Offering	2012 Warrants issued in 2012 Offering
MRP Holdings LLC(1)	$150,000	30,000
Sail Energy, LLC(2)	$510,000	102,000
Heather Mulvihill(3)	$100,000	20,000
IA 545 Madison Assoc.(4)	$200,000	40,000
David Kent and Christine W. Koch(5)	$75,000	15,000

(1)	Mark R. Patterson, the sole member of MRP Holdings LLC, is the Company’s Chief Executive Officer and a director.
(2)	Sail Energy, LLC is owned by Gail Mulvihill, a principal stockholder and mother of Christopher Mulvihill, the Company’s President and director.
(3)	Heather Mulvihill is the sister-in-law of Christopher Mulvihill and daughter-in-law of Gail Mulvihill.
(4)	Burton I. Koffman, a partner of IA 545 Madison Assoc., is a principal stockholder of the Company.
(5)	David Kent Koch is the Company’s Chief Operating Officer.

NOTE 12 – RELATED PARTY TRANSACTIONS

HSK Funding, Inc., Lake Isle Corp., and Venturetek, LP, are beneficial holders of shares of our Company’s common stock and certain of their members and stockholders are also the members of SB&G Properties, LC. (“SB&G”), which is the landlord under a lease with us.  Gail Mulvihill, the individual who exercises sole voting and investment control over Lake Isle Corp., is the mother of Christopher Mulvihill, our President, and is a principal stockholder of our Company.  SB&G entered into a lease with Boomerang Utah dated October 1, 2008, relating to premises located at 324 West 2450 North, Building A, Logan, Utah (“Building A”).  The Company assumed this lease in February 2008.  The initial term of the lease was for one year with an annual rent of $260,610 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities, repairs and maintenance to the property. The approximately 29,750 square foot leased premises are used for Boomerang’s manufacturing activities.  On March 15, 2010, Boomerang and SB&G agreed to maintain these terms until September 30, 2011.  This lease has been extended on a month-to-month basis.  Deferred rental payments totaling $220,763 have been accrued as of September 30, 2011 and classified as long-term debt – related party on our balance sheet.  On November 1, 2011, this liability was refinanced as part of the private placement offering described in Note 15 – Subsequent Events.

Stan Checketts Properties (“SCP”), a company owned by the chief executive officer of Boomerang’s wholly owned subsidiary, Boomerang Sub, Inc., entered into a lease with Boomerang Utah dated October 1, 2008 for premises located at 324 West 2450 North, Building B, Logan, Utah.  The Company assumed this lease in February 2008.  The initial term of the lease was for one year at a fixed annual rent of $157,680 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities and for repairs and maintenance to the property.  The approximately 18,000 square foot leased premises are, in addition to Building A, also used for Boomerang’s manufacturing activities.  We are currently leasing an additional 2,400 square feet of office and conference room space with Stan Checketts Properties.  On March 15, 2010, Boomerang and SCP agreed to maintain these terms until September 30, 2011.  An amendment was entered into on October 1, 2011, extending this lease on a month to month basis.  Deferred rental payments totaling $133,571 have been accrued as of September 30, 2011 and classified as long-term debt – related party on our balance sheet.  On November 1, 2011, this liability was refinanced as part of the private placement offering described in Note 15 – Subsequent Events.

SB&G is obligated on a twenty-year promissory note due August 1, 2027 owing to a non-affiliated bank. The principal amount due was $773,913 as of September 30, 2011, and the note bears interest at 3.807% per annum. The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang Utah. Boomerang and Messrs. Gene Mulvihill, Stan Checketts, and Burton Koffman (“Koffman”) are the joint and several guarantors of this promissory note.  Gene Mulvihill is the husband of Gail Mulvihill and the father of Christopher Mulvihill, the President of the Company.

Messrs. Gene Mulvihill and Koffman are the guarantors of a financing lease entered into on September 1, 2007 between Boomerang Utah and a nonaffiliated bank. The lease relates to certain equipment used by Boomerang Utah in its manufacturing operations. The total cost of the equipment was approximately $900,000. The rental is payable in sixty monthly installments of approximately $12,750. Boomerang Utah has the option to purchase the equipment at the conclusion of the lease term for approximately $315,000 which amount is the parties’ pre-determined fair market value of the equipment at the conclusion of the lease.

The Company used the services of Coordinate Services, Inc. for product development.  The owner of this company is Gene Mulvihill, Jr. who is the brother of Christopher Mulvihill, our President, and the son of Gail Mulvihill.  The amount of this expense for the twelve months ended September 30, 2011 and 2010 was $158,879 and $128,959 respectively; which is recorded under Research and Development expenses.

The Company reimbursed North Jersey Management Services, Inc. for payroll related expenses for the services of Joseph Bellantoni, the Company’s Chief Financial Officer, and Maureen Cowell, the Company’s Corporate Secretary.  Mr. Bellantoni is also the President and Mrs. Cowell is the Vice President of North Jersey Management Services, Inc.  The amount of this expense for the twelve months ended September 30, 2011 and 2010 was $78,000 and $49,500 respectively; which is recorded under General and Administrative expenses.

In April 2010, we entered into a twenty-year ground lease with Route 94 Development Corporation (“Route 94”) to lease a portion of an approximately fifteen acre parcel in the town of Hamburg, located in Hardyston Township, New Jersey, on which we intend to construct a RoboticValet™ parking facility.  The leased property is adjacent to Grand Cascades Lodge (“Cascades”), a hotel within the Crystal Springs Golf and Spa Resort (“the Resort”). The parking facility is being constructed by Crystal Springs Builders, LLC (“Builders”).   It is intended that this facility will be used by us primarily for demonstration and marketing purposes in the eastern portion of the United States.  In consideration of the benefits to us under the terms of the lease, we agree to provide to the lessor and its affiliates parking and storage space within the facility at no cost to the lessor and its affiliates subject to our right to use the facility for demonstration purposes.  In addition, we are required to pay the operating costs, premiums on the insurance required under the terms of the lease and incremental property taxes resulting from our construction of the facility.  For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct.  The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.

The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities.  Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort.  Except as set forth above, no other officer, director or 5% or greater stockholder of the company has any equity interest in Builders, Cascades or Route 94.  The Company made payments of approximately $980,000 and $375,500 to Crystal Springs Builders, LLC, (“Builders”) and approximately $39,000  and $15,000to Grand Cascades Lodge at Crystal Springs, LLC (“Cascades”) in the fiscal years ended September 30, 2011 and 2010, respectively.  No payment was made to Route 94 in the fiscal years ended 2011 and 2010.

On May 14, 2010, the Company entered into a 6% convertible line of credit for up to $1,300,000 with Sail Energy, a company owned by Gail Mulvihill, who has sole voting and investment control.  In May 2011, it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit.  The amount outstanding on this loan, including accrued interest, as of September 30, 2011 is $300,142.

In July 2010, Venturetek, LP, a principal stockholder of the Company, entered into a 6% convertible promissory note with the Company for $273,000.  The amount outstanding on this note, including accrued interest, as of September 30, 2011 is $292,461.

In February and March 2011, the Company drew down a total of $2,166,664 on its line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $1,166,666 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to these related parties to purchase a total of 175,000 shares of common stock at an exercise price of $6.00 per share.

In May 2011, the Company drew down the remaining $1,083,336 on the aforementioned line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $583,334 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to these related parties to purchase a total of 87,500 shares of common stock at an exercise price of $6.00 per share.

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

Our management believes that the terms of the above transactions are as favorable to our company as could have been obtained from nonaffiliated persons at the time and under the circumstances as when the transactions were entered into.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10- COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to Zions bank in the principal amount of $745,578, bearing interest at 3.807% per annum and due August 1, 2027. The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

We entered into a five year lease on a new principal office, which expires in November 2016. The aggregate future minimum annual rental payments on this lease, exclusive of escalation payments for taxes and operating costs, are as follows:

Twelve months ended June 30, 2013	$141,028
June 30, 2014	146,541
June 30, 2015	152,053
June 30, 2016	157,566
June 30, 2017	66,609
Total	$663,797

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to a non-affiliated bank in the principal amount of $773,913, bearing interest at 3.807% per annum and due August 1, 2027.  The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

Our principal office, consisting of approximately 2,022 square feet, located at 355 Madison Avenue, Morristown, NJ was under a five year lease with NYC Skyline Realty, LLC, a non-affiliated entity.  During the year ended September 30, 2011, we gave notice to terminate this lease effective December 31, 2011.  We entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ.   This is also the location of our sales and marketing activities.

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Year ended September 30, 2012	$87,129
September 30, 2013	127,706
September 30, 2014	133,219
September 30, 2015	138,731
September 30, 2016	144,244
Total	$631,029

CONCENTRATION OF RISK	12 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 14 – CONCENTRATION OF RISK

Financial instruments, which potentially expose the Company to concentrations of risk, consist primarily of cash and trade accounts receivable.  At September 30, 2011, our cash balances did not exceed federally insured limits, but at September 30, 2010 the cash balances in our accounts exceeded federally insured limits by approximately $3,721,280.  The Company has not experienced any losses to date resulting from this policy.  Certain vendors to the Company also accounted for a large representation of its purchases.  The purchases from four vendors were in excess of 5% of purchases.  The Company routinely assesses the financial strength of its customers, and as a consequence believes the concentration of these credit risks are limited.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On July 13, 2012, the Company issued to subscribers 2012 Notes in the aggregate principal amount of $1.2 million and 2012 Warrants to purchase an aggregate of 240,000 shares of Common Stock in a private placement (the “2012 Offering”) for aggregate gross cash proceeds of $1.2 million. For each $100,000 invested, a subscriber was issued a $100,000 principal amount Note and Warrants to purchase 20,000 shares of the Company’s Common Stock. In connection with the 2012 Offering, the Company paid a placement agent and another registered broker-dealer cash fees of approximately $78,000 in the aggregate. The Company issued to the placement agent warrants (the “2012 Placement Agent Warrants”) to purchase 13,100 shares of Common Stock, which expire on June 14, 2017.

NOTE 15 – SUBSEQUENT EVENTS

On October 1, 2011, the Company entered into an amendment with Stan Checketts Properties, to extend, on a month-to-month basis, its lease on the approximately 20,400 square feet of manufacturing and office space in Logan, Utah.  See Note 12.

In October 2011, we entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ. This is also the location of our sales and marketing activities.

In October 2011, Atlantic and Madison of NJ Corp loaned the Company $676,000.  On November 1, 2011, this outstanding debt was refinanced as part of the private placement offering described below.

On October 28, 2011, Atlantic and Madison of NJ Corp caused the $300,000 bank note to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Atlantic and Madison of NJ Corp for $300,000.  This note is included in the $676,000 of loans described above.

On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill.  The debt outstanding under these notes was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, Lake Isle Corp, caused the $1,000,000 bank line of credit to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000, and this debt was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, the Company entered into an employment agreement with David K. Koch, its Chief Operating Officer, with an effective date of August 1, 2011.

On November 1, 2011, Mark Patterson, our Chief Executive Officer, loaned us $100,000.  The debt outstanding under this loan was refinanced on November 18, 2011, as part of the private placement offering described below.

Private Placement Offering

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants” and collectively with the Notes, the “Securities”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Warrants are exercisable for a period of five years from the respective date of issuance at $4.25 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions.  Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the Warrant if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%.

In connection with the Offering, the Company paid Gilford Securities Incorporated, as placement agent, a cash fee of approximately $243,989 for its services as placement agent. The Company issued to the placement agent warrants (the “Placement Agent Warrants”) to purchase 109,177 shares of Common Stock. The Placement Agent Warrants expire five years from the respective date of issuance and contain substantially the same terms as those issued to Subscribers.

The Company also entered into a registration rights agreement with the Subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of Common Stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practical date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the Registration Statement to be effective within 150 days of the Closing Date, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company''s operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Research and Development Expense, Policy [Policy Text Block]

Research and Development:

Pursuant to ASC 730, Research and Development, research and development costs are expensed as incurred. Research and Development expense for the nine months ended June 30, 2012 and 2011 were $1,033,435 and $1,792,653, respectively, and $437,731 and $471,022 for the three months ended June 30, 2012 and 2011, respectively.

Research and Development

Pursuant to ASC 730, research and development costs are expensed as incurred.  Research and development costs for the years ended September 30, 2011 and 2010 were $2,202,020 and $2,669,331, respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Common Share:

We adopted ASC 260, Earnings Per Share. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/ (loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the nine months ended June 30, 2012 and 2011 were 7,305,825 and 7,111,900, respectively, and for the three months ended June 30, 2012 and 2011 were 7,354,554 and 7,277,192, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of June 30, 2012 and 2011, there were fully vested options outstanding for the purchase of 641,385 and 641,385 common shares, respectively, and warrants for the purchase of 8,472,266 and 3,986,184 common shares, respectively, both of which could potentially dilute future earnings per share.

Earnings Per Common Share

We adopted ASC 260. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/(loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the years ended September 30, 2011 and September 30, 2010 was 7,117,078 and 4,960,954, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of September 30, 2011 and 2010, there were fully vested options outstanding for the purchase of 597,165 and 361,884 common shares and warrants for the purchase of 4,196,184 and 2,458,232 common shares, respectively, both of which could potentially dilute future earnings per share.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition:

Revenues from the sales of RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of June 30, 2012, it was estimated that we would incur a gross loss of $3,274,083 on one of our current contracts, which began in fiscal year 2010. This loss is comprised of $2,641,968 recognized through the percentage of completion method from the inception of the contract through June 30, 2012, and $632,115 as a provision for the remaining loss on a contract as of June 30, 2012.

Revenues of $477,290 and $1,319,620 have been recognized for the nine months ended June 30, 2012 and 2011, respectively, under the percentage of completion method, and $96,512 and $0 for the three months ended June 30, 2012 and 2011, respectively.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Revenue Recognition

Revenues from the sales of  RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of September 30, 2011, it was estimated that the gross loss on current contracts would be $1,772,262.  This loss is comprised of $1,583,778 recognized through the percentage of completion method for the year ended September 30, 2011, and $188,484 as a provision for the remaining losses on contracts.  In addition, the $3,395 of gross profit recognized at September 30, 2010 was reversed out during the year ended September 30, 2011.

Revenues of $1,591,948 and $718,530 have been recognized for the years ended September 30, 2011 and 2010, respectively, under the percentage of completion method.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Equivalents For purposes of the statement of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts:

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at June 30, 2012 and September 30, 2011.

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at September 30, 2011 and 2010, respectively.

Equity Method Investments, Policy [Policy Text Block]
Investment at Equity

The Company accounts for the equity investment using the equity method unless its value has been determined to be other than temporarily impaired, in which case we write the investment down to its impaired value. The Company reviews this investment periodically for impairment and makes appropriate reductions in carrying value when other-than-temporary decline is evident; however, for non-marketable equity securities, the impairment analysis requires significant judgment. During its review, the Company evaluates the financial condition of the issuer, market conditions, and other factors providing an indication of the fair value of the investment. Adverse changes in market conditions or operating results of the issuer that differ from expectation could result in additional other-than-temporary losses in future periods.  See Note 4.

Inventory, Policy [Policy Text Block]		Inventory Inventories consisting of parts, materials and assemblies are stated at the lower of cost or market. Cost is determined using the weighted average cost method.
Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment

Property, plant and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred. Costs of major additions and betterments are capitalized. Depreciation is calculated on the straight-line method over the estimated useful lives which range from three years to fifteen years. Depreciation and amortization for the years ended September 30, 2011 and September 30, 2010 was $52,006 and $49,089, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes under ASC 740-10. ASC 740-10 requires an asset and liability approach for financial reporting for income taxes. Under ASC 740-10, deferred taxes are provided for temporary differences between the carrying values of assets and liabilities for financial reporting and tax purposes at the enacted rates at which these differences are expected to reverse. The Company and its subsidiaries file a consolidated Federal income tax return.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates:

Management of the Company has made estimates and assumptions relating to reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

Use of Estimates

Management of the Company has made estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We review the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine if impairment exists, we compare the estimated future undiscounted cash flows from the related long-lived assets to the net carrying amount of such assets. Once it has been determined that an impairment exists, the carrying value of the asset is adjusted to the fair value. Factors considered in the determination of the fair value include current operating results, trends and the present value of estimated expected future cash flows.

Derivative Liaility [Policy Text Block]

Derivative liability

The Company accounts for reset provisions in connection with their issuance of debt, and reset provisions of equity instruments attached to their debt, in accordance with Emerging Issues Task Force (“EITF”) Consensus No. 07-5 “Determining Whether an Instrument (or Embedded Feature) is indexed to an Entity’s Own Stock” (EITF 07-5”). Under EITF 07-5, instruments which contain full ratchet anti-dilution provisions are no longer considered indexed to a company’s own stock for purposes of determining whether it meets the first part of the scope exception in paragraph 11 (a) of FASB 133 “Accounting for Derivative Instruments and Hedging Activities”, now promulgated in ASC 815, “Derivative and Hedging”. Under ASC 815 the Company is required to (1) evaluate an instrument’s contingent exercise provisions and (2) evaluate the instrument’s settlement provisions.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

As defined in FASB ASC Topic 820 – 10, “Fair Value Measurements and Disclosures,” fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic 820 – 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Fair Value Measurements at June 30, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$13,411,740	$13,411,740
Total	$-	$-	$13,411,740	$13,411,740

The Company incurred the derivative liability set forth on the June 30, 2012 balance sheet in connection with the Offering (see Note 7). The initial carrying value of the derivative liability was $10,831,922.

Fair Value of Financial Instruments

The Company has adopted the required provisions of Topic 820, “Fair Value Measurements”. Those provisions relate to our financial assets and liabilities carried at fair value and our fair value disclosures related to financial assets and liabilities. Topic 820 defines fair value, expands related disclosure requirements and specifies a hierarchy of valuation techniques based on the nature of the inputs used to develop the fair value measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1, meaning the use of quoted prices for identical instruments in active markets; Level 2, meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3, meaning the use of unobservable inputs. Observable market data should be used when available.

The Company’s financial instruments are carried at fair value, including, cash equivalents. Virtually all of the Company’s valuation measurements are Level 1 measurements. The adoption of Topic 820 did not have a significant impact on the Company’s consolidated financial statements.

Warranty Reserves [Policy Text Block]
Warranty Reserves

The Company provides warranty coverage on its products for a specified time as stipulated in its sales contracts.  At the time of completion of a project the Company will record a warranty reserve for estimated costs in connection with future warranty claims.  The amount of warranty reserve is based primarily on the estimated number of products under warranty and historical costs to service warranty claims.  Management periodically assesses the adequacy of the reserves based on these factors and adjusts the reserve accordingly.  The Company has incurred warranty expense of $0 and $8,162 in fiscal years 2011 and 2010, respectively, relating to its completed projects.

Advertising Costs, Policy [Policy Text Block]

Advertising:

Advertising costs amounted to $114,783 and $201,374 for the nine months ended June 30, 2012 and 2011, respectively, and $42,944 and $62,591 for the three months ended March 31, 2012 and 2011, respectively. Advertising costs are included in Sales and Marketing and expensed as incurred.

Advertising Expense

Advertising costs amounted to $242,717 and $190,326 for the years ended September 30, 2011 and 2010, respectively, and are included in Sales and Marketing. Advertising costs are expensed as incurred.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation:

The analysis and computation was performed based on our adoption of ASC 718-10-25, Compensation – Stock Compensation, which requires the recognition of the fair value of stock-based compensation.  For the nine months ended June 30, 2012 and 2011, we conducted an outside independent analysis and our own review, and based on the results, we recognized $472,399 and $562,942 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, respectively, and $114,715 and $160,695 for the three months ended June 30, 2012 and 2011, respectively. We recognized $0 and $1,249,997 for fully vested options issued during the nine months ended June 30, 2012 and 2011, respectively, and $0 and $0 for the three months ended June 30, 2012 and 2011, respectively. We recognized $680,554 and $7,234,817 for the issuance of warrants during the nine months ended June 30, 2012 and 2011, respectively, and $96,352 and $974,939 for the three months ended June 30, 2012 and 2011, respectively. We also recognized $50,001 and $0 for the issuance of common stock for services during the nine months ended June 30, 2012 and 2011, respectively, and $50,001 and $0 for the three months ended June 30, 2012 and 2011, respectively.

Stock-Based Compensation

The analysis and computation was performed based on our adoption of ASC 718-10-25, which requires the recognition of the fair value of stock-based compensation.  For the fiscal years ended September 30, 2011 and 2010, we conducted an outside independent analysis and our own review, and based on the results, we recognized $723,637 and $487,616 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, and $1,249,997 and $5,626,174 for fully vested options issued during the year ended September 30, 2011 and 2010, respectively.  We also recognized $8,127,272 and $1,601,314 for the issuance of warrants, of which $4,202,406 and $699,998 was for warrants issued to the Chief Executive Officer of the Company in connection with his employment agreement, $25,000 and $0 issued to a consultant for services and $3,899,866 and $0 issued related to financing costs during the year ended September 30, 2011 and 2010, respectively.

Reclassification, Policy [Policy Text Block]		Reclassification Certain fiscal year ended September 30, 2010 items have been reclassified to conform with the fiscal year ended September 30, 2011 presentation.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company’s consolidated financial position and results of operations.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to the consolidated financial statements of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2012:

	Fair Value Measurements at June 30, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$13,411,740	$13,411,740
Total	$-	$-	$13,411,740	$13,411,740

INVESTMENT AT EQUITY (Tables)	12 Months Ended	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2012 Boomerang Systems Middle East [Member]	Jun. 30, 2012 Boomerang Stokes Mechanical Parking [Member]
Schedule of Equity Method Investments [Table Text Block]

During the fiscal year ended September30,2011, the Company made additional investments in the UAE joint venture of $247,395.  Based on the equity method, the49% loss we have recognized on this investment for the year ended September30,2011was $153,019.  After factoring in the loss, our carrying value on this investment was $139,836at September30,2011.

Balance as of September30,2009	$20,420
Additional investment	133,825
Loss on investment (40%)	(108,785)
Balance as of September30,2010	$45,460
Additional investment	247,395
Loss on investment (49%)	$(153,019)
Balance as of September30,2011	$139,836

During the nine months ended June 30, 2012, the Company made additional investments in the UAE joint venture of $45,600.  Based on the equity method, the 49% loss we recognized on this investment for the nine months ended June 30, 2012 was $44,150.  After factoring in the loss, our carrying value on this investment was $141,286 at June 30, 2012.

Balance as of September 30, 2011	$139,836
Additional investment	45,600
Loss on investment (49%)	(44,150)
Balance as of June 30, 2012	$141,286

During the nine months ended June 30, 2012, the Company made an investment of $141,000 in the joint venture. Based on the equity method, the 50% loss we recognized on this investment for the nine months ended June 30, 2012 was $61,276. After factoring in the loss, our carrying value on this investment was $79,724 at June 30, 2012.

Balance as of September 30, 2011	$-
Additional investment	141,000
Loss on investment (50%)	(61,276)
Balance as of June 30, 2012	$79,724

INVENTORY (Tables)	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Schedule of Utility Inventory [Table Text Block]	The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761

PROPERTY AND EQUIPMENT (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consist of the following at June 30, 2012 and September 30, 2011:

	June 30, 2012 (Unaudited)	September 30, 2011

Computer equipment	$280,245	$242,149
Machinery and equipment	1,274,837	96,855
Furniture and fixtures	62,803	35,856
Leasehold improvements	62,469	62,469
Buildings	1,450,450	-
Construction in progress (1)	-	2,595,765
	$3,130,804	$3,033,094
Less: Accumulated depreciation	(342,323)	(158,416)
	$2,788,481	$2,874,678

Property, plant and equipment consist of the following at September30,2011and2010:

	2011	2010

Computer equipment	$242,149	$138,823
Machinery and equipment	96,855	96,855
Furniture and fixtures	35,856	34,720
Leasehold improvements	62,469	62,469
Construction in progress (1)	2,595,765	1,072,668
	$3,033,094	$1,405,535
Less: Accumulated depreciation	(158,416)	(110,147)
	$2,874,678	$1,295,388

(1) All construction in progress at September30,2011, was for the demonstration facility at Crystal Springs Resort which was completed in October2011.

BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Contractors [Abstract]
Uncompleted Contract One [Table Text Block]

Information with respect to uncompleted contracts at June 30, 2012 and September 30, 2011 is as follows:

	June 30, 2012	September 30, 2011
Costs in excess of billings:	(Unaudited)
Earnings on billings to date	$1,901,176	$2,105,478
Less: Billings	(1,584,265)	(1,584,265)
Total costs in excess of billings	$316,911	$521,213

Information with respect to uncompleted contracts at September30,2011and September30,2010are as follows:

	2011	2010

Earnings on work in progress	$2,105,478	$718,530
Less: Billings	1,584,265	766,716
Costs in excess of billings/(Billings in excess of costs)	$521,213	$(48,186)

Uncompleted Contract Two [Table Text Block]
	June 30, 2012	September 30, 2011
Billings in excess of costs:	(Unaudited)
Earnings on billings to date	$681,592	$-
Less: Billings	(1,196,000)	-
Total (billings in excess of costs)	$(514,408)	$-

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and other liabilities at September 30, 2011 and 2010 consist of the following:

	2011	2010

Accounts payable – trade	$1,340,114	$889,724
Accrued interest	105,721	16,258
Accrued taxes under employment agreement	-	315,000
Accrued payroll	122,715	99,714
Other accrued expenses	66,803	91,385
Total	$1,635,353	$1,412,081

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The tax expense (benefit) for the years ended September 30, 2011 and 2010 consists of the following components:

	2011	2010

Current	$-	$-
Federal	$-	$-
State	25,149	6,386
	25,149	6,386
Deferred
Federal	-	-
State	-	-
	-	-
Total	$25,149	$6,386

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the actual and expected federal tax is as follows:

	2011	2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$-	$-
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	-	-
Effect of tax vs. book depreciation	-	-
Effect of capital loss carry forward	-	-
Effect of NOL limitation	-	-
Total tax expense (benefit)	$25,149	$6,386

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes consist of the following at September 30, 2011 and 2010:

	2011	2010

Deferred tax assets	$4,590,000	$2,429,640
Deferred tax liabilities	-	-
Valuation allowance	(4,590,000)	(2,429,640)
Total	$-	$-

DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Schedule of Debt [Table Text Block]
	Principal
	As of
Current Debt- Third Party:	6/30/2012	9/30/2011	Maturity Date		Interest Rate	Secured
	(Unaudited)
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Lease Payable- Bank (current portion)	15,613	30,242	12/31/2012		6.45%	Yes
Total Current Debt- Third Party	$96,151	$110,780

Long-Term Debt – Third Party:
Convertible Notes	3,665,763	-	11/1/2016		6%	No
Convertible Notes	1,250,000	-	11/18/2016		6%	No
Convertible Notes	925,000	-	12/9/2016		6%	No
Convertible Notes	3,965,000	-	6/14/2017		6%	No
Promissory Notes – Line of Credit	-	1,500,000	11/1/2016	(1)	6%	No
Line of Credit - Bank	-	1,000,000	11/1/2016	(1)	6%	No
Promissory Note – Bank	-	300,000	11/1/2016	(1)	6%	No
Lease Payable- Bank	-	7,869	12/31/2012		6.45%	Yes
Discount on Convertible Notes	(7,842,348)	-
Amortization of Discount	705,118	-
Total Long-Term Debt – Third Party	$2,668,533	$2,807,869

Long-Term Debt- Related Party:
Convertible Notes – Related Party	$5,683,757	$-	11/1/2016		6%	No
Convertible Notes – Related Party	100,000	-	11/18/2016		6%	No
Convertible Notes – Related Party	1,035,000	-	6/14/2017		6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	220,763	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	133,571	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	775,000	11/1/2016	(1)	6%	No
Promissory Notes – Line of Credit	-	1,750,000	11/1/2016	(1)	6%	No
Discount on Convertible Notes	(5,938,150)	-
Amortization of Discount	709,476	-
Total Long-Term Debt- Related Party	$1,590,083	$3,425,334

(1)	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

	Principal
	As of
Current Debt- Third Party:	9/30/2011	9/30/2010	Maturity Date		Interest Rate	Secured
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Loan Payable- Third Party	-	398,012	12/31/2010	(1)	12%	No
Lease Payable- Bank (current portion)	30,242	28,358	9/30/2011		6.45%	Yes
Total Current Debt- Third Party	$110,780	$506,908

Current Debt – Related Party
Loan Payable – Related Party	$-	273,000	11/1/2016	(2)	6%	No
Loan Payable – Related Party	-	273,000	11/1/2016	(2)	6%	No
Total Current Debt – Related Party	$-	$546,000

Long-Term Debt – Third Party:
Promissory Notes – Line of Credit	1,500,000	-	11/1/2016	(2)	6%	No
Line of Credit - Bank	1,000,000	-	11/1/2016	(2)	6%	No
Promissory Note – Bank	300,000	-	11/1/2016	(2)	6%	No
Lease Payable- Bank	7,869	38,111	12/31/2012		6.45%	Yes
Total Long-Term Debt – Third Party	$2,807,869	$38,111

Long-Term Debt- Related Party:
Loan Payable- Related Party	$273,000	$-	11/1/2016	(2)	6%	No
Loan Payable- Related Party	273,000	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	220,763	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	133,571	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	775,000	-	11/1/2016	(2)	6%	No
Promissory Notes – Line of Credit	1,750,000	-	11/1/2016	(2)	6%	No
Total Long-Term Debt- Related Party	$3,425,334	$-

(1)	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
(2)
This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14.  On November 1, 2011, as part of a private offering described in Note 15 – Subsequent Events, this debt was refinanced to a long-term note.

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities required on long-term debt at September 30, 2011 is as follows:
Year Ended
September 30,

2012	30,242
2013	7,869
Subtotal	38,111
Less current	(30,242)
Total long-term	$7,869

Secured Lease Payable Bank [Member]
Schedule of Debt [Table Text Block]
Capital lease payable to bank*	6/30/2012	9/30/2011
	(Unaudited)
Secured by equipment	$15,613	$38,111
Less: current maturities	(15,613)	(30,242)
Total long-term debt	$-	$7,869

*payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

Capital lease payable to bank*	2011	2010

Secured by equipment	$38,111	$66,469
Less: current maturities	(30,242)	(28,358)
Total long-term debt	$7,869	$38,111

*payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012

EQUITY (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Number Of Outstanding Options [Table Text Block]	At June 30, 2012, the Company reserved shares of common stock for issuance upon exercise as follows:
Options	641,385
Warrants	8,472,266
Convertible Notes	3,735,206
Total Shares Reserved	12,848,857

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes option activity for the years ended September 30, 2011 and 2010:

		Weighted Average
	Options	Exercise Price
Outstanding as of September 30, 2009	125,385	$11,60
Granted	316,000	$2.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	441,385	$4.80
Granted	250,000	$5.00
Exercised	-	-
Forfeitures	(50,000)	(5.00)
Outstanding as of September 30, 2011	641,385	$4.82

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes information about stock options outstanding and exercisable as of September 30, 2011 and 2010:

Period	Range of Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable Options	Weighted Average Remaining Life in Years Exercisable Options

9/30/2011	$2.00-18.00	641,385	7.56	$4.82	597,635	$5.02	7.91

9/30/2010	$2.00-18.00	441,385	7.88	$4.80	361,885	$5.20	8.80

Schedule Of Share-Based Compensation Warrant Activity [Table Text Block]
The following table summarizes warrant activity for the years ended September 30, 2010 and 2009:

		Weighted Average
	Warrants	Exercise Price
Outstanding as of September 30, 2009	333,902	$16.60
Granted	2,124,350	$5.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	2,458,252	$6.60
Granted	1,737,932	$5.95
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2011	4,196,184	$5.17

RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

Name	2012 Notes issued in 2012 Offering	2012 Warrants issued in 2012 Offering
MRP Holdings LLC(1)	$150,000	30,000
Sail Energy, LLC(2)	$510,000	102,000
Heather Mulvihill(3)	$100,000	20,000
IA 545 Madison Assoc.(4)	$200,000	40,000
David Kent and Christine W. Koch(5)	$75,000	15,000

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Twelve months ended June 30, 2013	$141,028
June 30, 2014	146,541
June 30, 2015	152,053
June 30, 2016	157,566
June 30, 2017	66,609
Total	$663,797

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Year ended September30,2012	$87,129
September30,2013	127,706
September30,2014	133,219
September30,2015	138,731
September30,2016	144,244
Total	$631,029

ORGANIZATION AND NATURE OF OPERATIONS (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 20, 2011	Nov. 30, 2010	Sep. 30, 2010
Stockholders' Equity, Reverse Stock Split	On June 20, 2011, an amendment to the Company''s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000		200,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	$ 13,411,740
Assets and Liabilities Fair Value Disclosure	13,411,740
Fair Value, Inputs, Level 1 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Assets and Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Assets and Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	13,411,740
Assets and Liabilities Fair Value Disclosure	$ 13,411,740

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended	24 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Sep. 30, 2010	Sep. 30, 2009
Loss on Contract Termination			$ 3,274,083		$ 1,772,262
Loss Recognized Under Percentage Of Completion Method					1,583,778		2,641,968
Provision For Remaining Loss On Contract	632,115		632,115		188,484		632,115
Revenues Recognized Under Percentage Of Completion Method	96,512	0	477,290	1,319,620
Weighted average number of shares - basic and diluted (in shares)	7,354,554	7,277,192	7,305,825	7,111,900	7,117,078	4,960,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	641,385	641,385	641,385	641,385	641,385	441,385	641,385	441,385	125,385
Warrants Outstanding Number	8,472,266	3,986,184	8,472,266	3,986,184	4,196,184	2,458,232	8,472,266	2,458,232
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Non Vested Stock Options Two								487,616
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Fully Vested Stock Options Issued	0	0	0	1,249,997	1,249,997	5,626,174
Share Based Compensation Arrangement By Share Based Payment Award Amount Recognized For Warrants Issued	96,352	974,939	680,554	7,234,817
Expense Related To Common Stock Issue	50,001	0	50,001	0
Initial Carrying Value Of Derivative Liability	10,831,922		10,831,922				10,831,922
Research and development	437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331
Marketing and Advertising Expense	42,944	62,591	114,783	201,374	242,717	190,326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					597,165	361,884		361,884
Gross Loss	(1,248,801)	(473,934)	(1,592,556)	(1,176,847)	(1,649,583)	3,395
System sales	96,512	0	477,290	1,319,620	1,591,948	718,530
Depreciation and amortization	62,410	13,106	183,907	38,209	52,006	49,089
Warranty Expenses					0	8,162
Issuance of warrants for financing			0	3,899,866	3,899,866	0
Issuance of Warrants- Officer					4,202,406	699,998
Issuance Of Warrants ,Consultant For Sevices					25,000	0
Chief Executive Officer [Member]
Issuance of warrants for financing					$ 8,127,272	$ 1,601,314
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011. The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company's consolidated financial position and results of operations.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description					In September 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-08, Intangibles Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company's consolidated financial position and results of operations.

NOTE RECEIVABLE (Details Textual) (USD $)	1 Months Ended
	Jan. 31, 2010	Aug. 04, 2011	Sep. 30, 2010	Feb. 01, 2010	Jan. 06, 2010
Conversion Of Accounts Payable	Jan 6, 2010
Financing Receivable, Net				$ 8,710	$ 26,000
Debt Instrument, Interest Rate, Stated Percentage		0.05%			6.00%
Receivable with Imputed Interest, Face Amount			$ 2,167

INVESTMENT AT EQUITY (Details ) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012 Boomerang Systems Middle East [Member]	Sep. 30, 2009 Boomerang Systems Middle East [Member]	Jun. 30, 2012 Boomerang Stokes Mechanical Parking [Member]
Balance as of September 30, 2011			$ 139,836	$ 45,460	$ 45,460	$ 20,420	$ 139,836	$ 20,420	$ 0
Additional investment					247,395	133,825	45,600		141,000
Loss on investment (49%)	(47,345)	(17,128)	105,426	52,037	(153,019)	(108,785)	(44,150)		(61,276)
Balance as of June 30, 2012	$ 221,010		$ 221,010		$ 139,836	$ 45,460	$ 141,286	$ 20,420	$ 79,724

INVESTMENT AT EQUITY (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Equity Method Investment Percentage Of Loss Recognized		49.00%	40.00%
Minimum Amount Of Capital Committed To Provided By Subsidiary	$ 250,000
Investment Made In Joint Venture	141,000
Investment at equity	221,010	139,836	45,460	20,420
Boomerang Systems Usa Corp [Member]
Equity Method Investment, Ownership Percentage	49.00%
Tawreed Companies Representation [Member]
Equity Method Investment, Ownership Percentage	51.00%
Boomerang Systems Middle East [Member]
Equity Method Investment Percentage Of Loss Recognized	49.00%
Investment at equity	141,286	139,836		20,420
Boomerang Mp Holdings [Member]
Equity Method Investment, Ownership Percentage	50.00%
Stokes Industries [Member]
Equity Method Investment, Ownership Percentage	50.00%
Boomerang Stokes Mechanical Parking [Member]
Equity Method Investment Percentage Of Loss Recognized	50.00%
Investment at equity	$ 79,724	$ 0

INVENTORY (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inventory	$ 284,219	$ 202,189	$ 265,761
Parts, materials and assemblies [Member]
Inventory		$ 202,189	$ 265,761

INVENTORY (Details Textual) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inventory	$ 284,219	$ 202,189	$ 265,761

PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Property, Plant and Equipment, Gross	$ 3,130,804		$ 3,033,094		$ 1,405,535
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(342,323)		(158,416)		(110,147)
Property, plant and equipment, net	2,788,481		2,874,678		1,295,388
Computer Equipment [Member]
Property, Plant and Equipment, Gross	280,245		242,149		138,823
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	1,274,837		96,855		96,855
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	62,803		35,856		34,720
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	62,469		62,469		62,469
Building [Member]
Property, Plant and Equipment, Gross	1,450,450
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 0	[1]	$ 2,595,765	[1]	$ 1,072,668	[1]

[1]	All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011.

PROPERTY AND EQUIPMENT (Details Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Depreciation and amortization	$ 62,410	$ 13,106	$ 183,907	$ 38,209	$ 52,006	$ 49,089
Maximum [Member]
Property, Plant and Equipment, Useful Life			15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years

BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings on billings to date	$ 1,901,176	$ 2,105,478	$ 718,530
Less: Billings	(1,584,265)	(1,584,265)	766,716
Total costs in excess of billings	$ 316,911	$ 521,213	$ (48,186)

BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Details1) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Earnings on billings to date	$ 681,592	$ 0
Less: Billings	(1,196,000)	0
Total (billings in excess of costs)	$ (514,408)	$ 0

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts payable - trade		$ 1,340,114	$ 889,724
Accrued interest		105,721	16,258
Accrued taxes under employment agreement		0	315,000
Accrued payroll		122,715	99,714
Other accrued expenses		66,803	91,385
Total	$ 1,436,813	$ 1,635,353	$ 1,412,081

INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Current
Federal					$ 0	$ 0
State					25,149	6,386
Current Income Tax Expense (Benefit)					25,149	6,386
Deferred
Federal					0	0
State					0	0
Total	$ 25	$ 10,429	$ 2,055	$ 18,021	$ 25,149	$ 6,386

INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$ 0	$ 0
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	0	0
Effect of tax vs. book depreciation	0	0
Effect of capital loss carry forward	0	0
Effect of NOL limitation	0	0
Total tax expense (benefit)	$ 25,149	$ 6,386

INCOME TAXES (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets	$ 4,590,000	$ 2,429,640
Deferred tax liabilities	0	0
Valuation allowance	(4,590,000)	(2,429,640)
Total	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of capital loss carry forward	$ 0	$ 0
Operating Loss Carryforwards, Expiration Dates	Sep 30,2027
Valuation Allowance Percentage On Deffered Tax Assets	100.00%	100.00%

DEBT (Details) (USD $)	1 Months Ended			2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 29, 2010	Sep. 30, 2010	Jun. 30, 2012 Unsecured Convertible Notes Payable One [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable One [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Two [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Two [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Three [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Three [Member]	Jun. 30, 2012 Unsecured Convertible Notes Payable Four [Member]	Sep. 30, 2011 Unsecured Convertible Notes Payable Four [Member]	Jun. 30, 2012 Unsecured Promissory Note Bank [Member]	Sep. 30, 2011 Unsecured Promissory Note Bank [Member]	Sep. 30, 2010 Unsecured Promissory Note Bank [Member]	Jun. 30, 2012 Unsecured Promissory Notes Line Of Credit [Member]	Sep. 30, 2011 Unsecured Promissory Notes Line Of Credit [Member]	Sep. 30, 2010 Unsecured Promissory Notes Line Of Credit [Member]	Jun. 30, 2012 Unsecured Line Of Credit Bank [Member]	Sep. 30, 2011 Unsecured Line Of Credit Bank [Member]	Sep. 30, 2010 Unsecured Line Of Credit Bank [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party One [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party One [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party Two [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party Two [Member]	Jun. 30, 2012 Unsecured Convertible Notes Related Party Three [Member]	Sep. 30, 2011 Unsecured Convertible Notes Related Party Three [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party One [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party One [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party One [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Two [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Two [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Two [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Three [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Three [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Three [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Four [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Four [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Four [Member]	Jun. 30, 2012 Unsecured Loan Payable Related Party Five [Member]	Sep. 30, 2011 Unsecured Loan Payable Related Party Five [Member]	Sep. 30, 2010 Unsecured Loan Payable Related Party Five [Member]	Jun. 30, 2012 Unsecured Promissory Notes Line Of Credit Related Party [Member]	Jun. 30, 2012 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable [Member]	Sep. 30, 2010 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable One [Member]	Sep. 30, 2010 Unsecured Loan Payable One [Member]	Jun. 30, 2012 Secured Lease Payable Bank [Member]		Sep. 30, 2011 Secured Lease Payable Bank [Member]		Sep. 30, 2008 Secured Lease Payable Bank [Member]	Sep. 30, 2010 Secured Lease Payable Bank [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 30, 2011 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable Related Party [Member]	Sep. 30, 2011 Convertible Notes Payable Related Party [Member]
Debt- current portion						$ 96,151		$ 96,151		$ 110,780		$ 506,908																																								$ 80,538	$ 80,538	$ 80,538	$ 0	$ 398,012	$ (15,613)	[1]	$ (30,242)	[1]		$ 28,358
Debt- current portion - related party										0		546,000																									0	273,000		0	273,000
Debt- long term, net of discount						2,668,533		2,668,533		2,807,869		38,111	3,665,763	0	1,250,000	0	925,000	0	3,965,000	0	0	300,000	0	0	1,500,000	0			0																												0	[1]	7,869	[1]		38,111
Long-term Line of Credit							1,000,000		1,000,000		3,250,000																0	1,000,000																																			(7,842,348)	0
Debt Instrument, Unamortized Discount																									0																																							0	(5,938,150)	0
Amortization of discount on convertible debt						559,090	0	1,414,594	0																																																						705,118	0	709,476	0
Debt- long term- related party, net of discount						$ 1,590,083		$ 1,590,083		$ 3,425,334		$ 0												$ 0	$ 1,750,000	$ 0				$ 5,683,757	$ 0	$ 100,000	$ 0	$ 1,035,000	$ 0	$ 0	$ 273,000	$ 0	$ 0	$ 273,000	$ 0	$ 0	$ 220,763	$ 0	$ 0	$ 133,571	$ 0	$ 0	$ 775,000	$ 0
Loan Payable Maturity Date Description																																																				Upon Demand	Upon Demand
Loan Payable Maturity Date																																					Nov 1, 2016 [2]			Nov 1, 2016 [2]			Nov 1, 2016 [2]			Nov 1, 2016 [2]			Nov 1, 2016 [2]						Dec 31, 2010 [3]		Dec 31, 2012		Sep 30, 2011
Debt Instrument, Maturity Date	Oct 4, 2011				Dec 31, 2010			Aug 1, 2027					Nov 1, 2016		Nov 18, 2016		Dec 9, 2016		Jun 14, 2017		Nov 1, 2016 [4]			Nov 1, 2016 [4]	Nov 1, 2016 [2]			Nov 1, 2016 [2]		Nov 1, 2016 [4]		Nov 18, 2016		Jun 14, 2017		Nov 1, 2016 [4]			Nov 1, 2016 [4]			Nov 1, 2016 [4]			Nov 1, 2016 [4]			Nov 1, 2016 [4]			Nov 1, 2016													Dec 31, 2011
Line of Credit Facility, Expiration Date																						Nov 1, 2016 [2]					Nov 1, 2016 [4]
Lease Payable Maturity Date																																																									Dec 31, 2012		Dec 31, 2012
Loan Payable Interest Rate During Period					12.00%																																6.00%			6.00%			6.00%			6.00%			6.00%			10.00%	10.00%		12.00%
Capital Lease Interest Rate During Period																																																									6.45%		6.45%		6.45%
Capital Lease Interest Rate During Period Long Term																																																									6.45%
Debt Instrument, Interest Rate During Period		0.03%		0.03%				3.81%		6.00%			6.00%		6.00%		6.00%		6.00%		6.00%	6.00%		6.00%	6.00%			6.00%		6.00%		6.00%		6.00%
Line of Credit Facility, Interest Rate During Period			0.06%		3.00%					0.03%																	6.00%
Loan Interest Rate During Period																																				6.00%			6.00%			6.00%			6.00%			6.00%

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012
[2]	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of a private offering described in Note 15 Subsequent Events, this debt was refinanced to a long-term note.
[3]	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
[4]	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes.

DEBT (Details 1) (USD $)	Jun. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Secured by equipment			$ 7,869
Less: current maturities	96,151		110,780		506,908
Total long-term debt	2,668,533		2,807,869		38,111
Secured Lease Payable Bank [Member]
Secured by equipment	15,613	[1]	38,111	[1]	66,469	[2]
Less: current maturities	(15,613)	[1]	(30,242)	[1]	(28,358)	[2]
Total long-term debt	$ 0	[1]	$ 7,869	[1]	$ 38,111	[2]

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012
[2]	payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012

DEBT (Details 2) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 30,242
Long-term Debt, Maturities, Repayments of Principal in Year Two		7,869
Secured by equipment		7,869
Long-term Debt, Current Maturities		(30,242)
Debt- long term, net of discount	$ 2,668,533	$ 2,807,869	$ 38,111

DEBT (Details Textual) (USD $)	1 Months Ended					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended									9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended											9 Months Ended			9 Months Ended
	Aug. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Aug. 04, 2011	Jun. 20, 2011	Mar. 30, 2011	Dec. 29, 2010	Jan. 06, 2010	Sep. 30, 2011 S B G Properties [Member]	Sep. 30, 2011 Stan Checketts Properties [Member]	Jun. 30, 2012 Secured Lease Payable Bank [Member]	Sep. 30, 2011 Secured Lease Payable Bank [Member]		Sep. 30, 2008 Secured Lease Payable Bank [Member]	Sep. 30, 2010 Secured Lease Payable Bank [Member]	Dec. 31, 2007 Secured Lease Payable Bank [Member]	Jun. 30, 2012 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable [Member]	Sep. 30, 2010 Unsecured Loan Payable [Member]	Jun. 30, 2012 Line Of Credit [Member]	Dec. 29, 2010 Line Of Credit [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 30, 2011 Convertible Notes Payable [Member]	Jul. 31, 2010 Convertible Notes Payable [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Placement Agent Warrants [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 1 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 1 2011 [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 18, 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] December 9 2011 [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] Revaluation [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 1 2011 [Member]	Nov. 01, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 1 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 18, 2011 [Member]	Nov. 18, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 18, 2011 [Member]	Dec. 09, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] December 9 2011 [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Warrants 2012 [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Placement Agent Warrants [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Notes 2012 [Member]	Jun. 14, 2012 June 2012 Private Placement Offering [Member] Notes 2012 [Member]
Capital Lease Period																								sixty month
Capital Lease Obligations																										$ 135,675
Capital Lease Interest Rate During Period																					6.45%	6.45%		6.45%
Debt- current portion								96,151		96,151		110,780	506,908								(15,613) [1]	(30,242)	[1]		28,358		80,538	80,538	80,538
Loan Payable Interest Rate During Period							12.00%																				10.00%	10.00%
Debt Current Including Accrued Interest																						88,971					95,877
Long-term Line of Credit									1,000,000		1,000,000						3,250,000													400,000	3,250,000	(7,842,348)	0
Line of Credit Facility, Interest Rate During Period					0.06%		3.00%					0.03%																		5.00%
Line Of Credit Facility Due Date							Oct 29, 2011					Dec 31, 2011																		Aug 14, 2012
Line of Credit Facility, Expiration Date																														Jun 14, 2012
Debt Instrument, Interest Rate, Stated Percentage														0.05%				6.00%																6.00%											6.00%								6.00%
2012 Notes issued in 2012 Offering														300,000																															9,400,000		1,350,000	925,000					5,000,000
Number Of Warrants Issued To Purchase Common Stock One																																							2,200,000											20,000
Issuance of warrants for financing										0	3,899,866	3,899,866	0																										2,700,000		925,000					1,250,000						5,000,000
Debt Instrument, Maturity Date	Oct 4, 2011						Dec 31, 2010			Aug 1, 2027																							Dec 31, 2011																			Jun 14, 2017
Debt Instrument Face Amount For Each Investment																																												100,000								100,000
Number Of Warrants Issued To Purchase Common Stock Two																																							23,530												41,700
Number Of Warrants Issued To Purchase Common Stock		162,500				325,000																															109,176				218,000					318,000
Short-term Debt, Refinanced, Amount																																						6,700,000		100,000
Debt Instrument Maturity Period																																									five years
Debt Instrument, Convertible, Conversion Price																																																					$ 5
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								3.81%		3.81%		3.81%
Percentage Of Amount Payable To Holders Of Registrable Shares																																										1.00%										1.00%
Derivative Liability, Fair Value, Gross Liability																																				5,309,941	212,040													1,580,308
Debt Instrument, Unamortized Discount																																	0			10,619,882														3,160,616
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																				0.00%							0.00%							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																				52.70%							53.43%							53.43%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																				0.90%							0.90%							0.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																				5 years							4 years 4 months 6 days							5 years
Amortization of discount on convertible debt								559,090	0	1,414,594	0																					705,118	0		1,386,500														28,094
Revaluation Of Derivative Fair Value Of Derivative Liability																																					262,428					13,149,312
Derivative, Loss on Derivative																																					50,388					2,529,430
Value Of Warrants Issued To Purchase Common Stock																																					212,040
Debt Instrument Minimum Convertible Conversion Price 1																																										$ 4.25											$ 0.25
Warrants Maturity Period																																				five year
Investment Warrants, Exercise Price																																				$ 4.25
Debt Instrument Payment Description																																										"Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company''s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000."										"Interest accrues on the 2012 Notes at 6% per annum. Interest is payable quarterly, commencing on June 30, 2012. At the Company''s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price. The outstanding principal amount of the 2012 Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the 2012 Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the 2012 Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale, and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000."
Debt Instrument Interest Accrued Percentage																																										6.00%
Placement Agent Fees Paid																																																	274,000
Investment Warrants Expiration Date																																																			Jun 14, 2017
Secured by equipment												7,869										38,111
Other Loans Payable			398,012
Debt Conversion, Converted Instrument, Shares Issued			79,603
Common stock, par value (in dollars per share)			$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Warrants Exercise Price		$ 6	$ 5	$ 5		$ 6						$ 4.25	$ 6
Warrants Exercise Period			five year warrants
Line Of Credit Due To Related Party																	1,750,000
Warrants Issued Description												Under the terms of the commitment letter, each lender received one five-year warrant to purchase one share of the Company's common stock for every dollar that lender committed under the line of credit, with an exercise price of $6.00 per share
Additional Warrants Issued Description												In addition, upon each draw down on the line of credit, each lender received additional warrants at a rate of three warrants for each dollar drawn down from that lender's commitment, with the amount of the draw down attributable to each investor's commitment to be determined on a pro rata basis
Amount Received Towards Line Of Credit		1,083,336				2,166,664
Notes Issued		1,083,336				2,166,664
Debt Instrument, Interest Rate During Period		0.03%				0.03%				3.81%		6.00%
Notes Issued To Related Party		1,166,666				583,334
Warrants Issued To Related Parties		87,500				175,000							87,500
Line of Credit Facility, Maximum Borrowing Capacity		1,300,000														3,250,000
Line of Credit Facility, Maximum Amount Outstanding During Period		273,000
Line of Credit Facility, Amount Outstanding												273,000
Debt Including Accrued Interest												300,142																						292,461
Debt Conversion Converted Instrument Shares Issued Description												The loan was convertible into shares of the Company's common stock and warrants to purchase shares of common stock at a conversion rate of $5.00 for one share of our common stock and one five-year warrant to purchase one additional share with an exercise price of $5.00 per share.
Convertible Notes Payable																																		273,000
Number Of Warrants Issued To Purchase Common Stock Description																																	The note, together with accrued but unpaid interest, was convertible into shares of the Company's common stock and warrants to purchase shares of common stock at a rate of $5.00 for a unit consisting of one share of our common stock and one five-year warrant to purchase one additional share at an exercise price of $5.00 per share.
Deffered Rental Payments																			220,763	133,571
Proceeds From Private Placement Offering By Company												$ 775,000

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

EQUITY (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011
Options - Outstanding	441,385	125,385	641,385	641,385
Options - Granted	250,000	316,000
Options - Exercised	0	0
Options - Forfeitures	(50,000)	0
Options - Outstanding	641,385	441,385	641,385	641,385
Weighted Average Exercise Price - Outstanding	$ 4.8	$ 1,160
Weighted Average Exercise Price - Granted	$ 5	$ 2
Weighted Average Exercise Price - Exercised	$ 0	$ 0
Weighted Average Exercise Price - Forfeitures	$ (5)	$ 0
Weighted Average Exercise Price - Outstanding	$ 4.82	$ 4.8

EQUITY (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2009
Range of Exercise Price - Minimum	$ 2	$ 2
Range of Exercise Price - Maximum	$ 18	$ 18
Number Outstanding	641,385	441,385	641,385	641,385	125,385
Weighted Average Remaining Life in Years	7 years 6 months 21 days	7 years 10 months 16 days
Weighted Average Exercise Price	$ 4.82	$ 4.8			$ 1,160
Number Exercisable	597,635	361,885
Weighted Average Exercise Price Exercisable Options	$ 5.02	$ 5.2
Weighted Average Remaining Life in Years Exercisable Options	7 years 10 months 27 days	8 years 9 months 18 days

EQUITY (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011
Options - Outstanding	441,385	125,385	641,385	641,385
Options - Granted	250,000	316,000
Options - Exercised	0	0
Options - Forfeitures	(50,000)	0
Options - Outstanding	641,385	441,385	641,385	641,385
Weighted Average Exercise Price - Outstanding	$ 4.8	$ 1,160
Weighted Average Exercise Price - Granted	$ 5	$ 2
Weighted Average Exercise Price - Exercised	$ 0	$ 0
Weighted Average Exercise Price - Forfeitures	$ (5)	$ 0
Weighted Average Exercise Price - Outstanding	$ 4.82	$ 4.8
Warrant [Member]
Options - Outstanding	2,458,252	333,902
Options - Granted	1,737,932	2,124,350
Options - Exercised	0	0
Options - Forfeitures	0	0
Options - Outstanding	4,196,184	2,458,252
Weighted Average Exercise Price - Outstanding	$ 6.6	$ 16.6
Weighted Average Exercise Price - Granted	$ 5.95	$ 5
Weighted Average Exercise Price - Exercised	$ 0	$ 0
Weighted Average Exercise Price - Forfeitures	$ 0	$ 0
Weighted Average Exercise Price - Outstanding	$ 5.17	$ 6.6

EQUITY (Details textuals) (USD $)	1 Months Ended				2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Aug. 01, 2012	Aug. 02, 2011	Jun. 20, 2011	Feb. 02, 2011	Dec. 29, 2010	Oct. 02, 2010
Expense Related To Common Stock Issue							$ 50,001	$ 0	$ 50,001	$ 0
Cash Payment Of Interest In Lieu Of Which Common Stock Issued One									173,890
Cash Payment Of Interest In Lieu Of Which Common Stock Issued Two									13,151
Unrecognized Costs Related To Unvested Stock Options Granted To Employees							67,000		67,000		539,850
Warrants Issued During Period To Purchase Shares Common Stock									1,000,000			162,500
Number Of Common Stock Shares Purchased Through Placement Agent Warrants Issued									41,700
Warrants Valued and Expensed							96,352			3,502,418	1,000,000
Warrants Exercise Price	$ 6		$ 5	$ 5	$ 6						$ 4.25	$ 6
Exercise Of Warrants Description									Cashless exercise is permitted if the average trading volume of the Company''s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the Warrant if such exercise would result in such holder''s total ownership of the Company''s Common Stock exceeding 4.9%.
Warrants Expiration Date									Jun 14, 2017
Preferred stock, shares authorized							1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)							$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued							0		0		0	0
Preferred stock, shares outstanding							0		0		0	0
Common stock, shares authorized							400,000,000		400,000,000		400,000,000	200,000,000			400,000,000
Conversion of debt and accrued interest into common stock			398,012						0	398,012	398,012	2,328,023
Exchange Price Of Debt			$ 5
Sale Of Common Stock Shares		142,857
Sale of Stock, Price Per Share		$ 7
Proceeds From Sale Of Private Placement			200,000		1,000,000
Warrants Issued To Purchase Common Stock			33,329
Stock Issued During Period, Shares, Reverse Stock Splits								0
Option Granted To Purchase Common Stock						5,000
Fair Value Assumptions, Risk Free Interest Rate	0.20%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Dividend Rate	0.00%
Allocated Share-based Compensation Expense, Net of Tax											1,249,997	6,113,789
Salary Expense											200,000
Number Of Warrants Issued																		1,080,000
Number Of Warrants Exercisable													180,000	210,000		210,000		270,000
Number Of Warrants Vested											690,000
Total Number Of Warrants Valued											1,399,985
Options Expiration Period						5 years
Long-term Line of Credit								1,000,000		1,000,000							3,250,000
Line Of Credit Due To Related Party																	1,750,000
Number Of Warrants Issued To Purchase Common Stock	162,500				325,000
Warrants Issued To Related Parties	87,500				175,000							87,500
President [Member]
Option Granted To Purchase Common Stock				200,000
Fair Value Assumptions, Risk Free Interest Rate											0.13%
Fair Value Assumptions, Expected Term											10 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											402.20%
Chief Operating Officer [Member]
Warrants Issued During Period To Purchase Shares Common Stock			280,000
Warrants Valued and Expensed											249,997
Warrants Exercise Price			$ 5
Option Granted To Purchase Common Stock						50,000
Fair Value Assumptions, Risk Free Interest Rate											0.13%
Fair Value Assumptions, Expected Term											5 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											339.29%
Chief Executive Officer [Member]
Warrants Valued and Expensed											699,987	699,998
Minimum [Member]
Warrants Exercise Price									$ 0.25
Fair Value Assumptions, Expected Volatility Rate	357.20%
Maximum [Member]
Warrants Exercise Price									$ 5
Fair Value Assumptions, Expected Volatility Rate	403.10%
Common Stock Issue One [Member]
Stock Issued During Period, Shares, Issued for Services									11,765
Common Stock Issue Price Per Share							$ 4.25		$ 4.25
Stock Issued During Period Up On Conversion Of Debt			79,602
Common Stock Issue Two [Member]
Stock Issued During Period, Shares, Issued for Services									40,925
Common Stock Issue Price Per Share							$ 4.25		$ 4.25
Common Stock Issue Three [Member]
Stock Issued During Period, Shares, Issued for Services									2,795
Common Stock Issue Price Per Share							$ 4.73		$ 4.73
Warrants Issue One [Member]
Warrants Valued and Expensed											974,985
Warrants Valued and Expensed Pertains To Related Parties											524,992
Warrants Issue Two [Member]
Warrants Valued and Expensed											1,949,942
Warrants Valued and Expensed Pertains To Related Parties											1,049,969
Warrants Issue Three [Member]
Warrants Valued and Expensed											974,939
Warrants Valued and Expensed Pertains To Related Parties											$ 524,967

RELATED PARTY TRANSACTIONS (Details) (USD $)	Aug. 04, 2011	Oct. 02, 2010	Jun. 30, 2012 Mrp Holdings Llc [Member]		Jun. 30, 2012 Sail Energy Llc Member [Member]		Jun. 30, 2012 Heather Mulvihill [Member]		Jun. 30, 2012 Ia 545 Madison Assoc [Member]		Jun. 30, 2012 David Kent and Christine W. Koch [Member]
2012 Notes issued in 2012 Offering	$ 300,000		$ 150,000	[1]	$ 510,000	[2]	$ 100,000	[3]	$ 200,000	[4]	$ 75,000	[5]
Number Of Warrants Issued		1,080,000	30,000	[1]	102,000	[2]	20,000	[3]	40,000	[4]	15,000	[5]

[1]	Mark R. Patterson, the sole member of MRP Holdings LLC, is the Company's Chief Executive Officer and a director.
[2]	Sail Energy, LLC is owned by Gail Mulvihill, a principal stockholder and mother of Christopher Mulvihill, the Company's President and director.
[3]	Heather Mulvihill is the sister-in-law of Christopher Mulvihill and daughter-in-law of Gail Mulvihill.
[4]	Burton I. Koffman, a partner of IA 545 Madison Assoc., is a principal stockholder of the Company.
[5]	David Kent Koch is the Company's Chief Operating Officer.

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended
	Aug. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 02, 2011	Mar. 30, 2011	Jun. 30, 2012 S B G Properties [Member]	Sep. 30, 2011 S B G Properties [Member]	Sep. 30, 2009 S B G Properties [Member]	Nov. 01, 2011 S B G Properties [Member]	Oct. 01, 2008 S B G Properties [Member]	Jun. 30, 2012 Stan Checketts Properties [Member]	Sep. 30, 2009 Stan Checketts Properties [Member]	Dec. 31, 2008 Stan Checketts Properties [Member]	Sep. 30, 2011 Stan Checketts Properties [Member]	Oct. 01, 2008 Stan Checketts Properties [Member]	Sep. 01, 2007 Boomerang Utah [Member]	Jun. 30, 2012 Coordinate Services Inc [Member]	Jun. 30, 2011 Coordinate Services Inc [Member]	Sep. 30, 2011 Coordinate Services Inc [Member]	Sep. 30, 2010 Coordinate Services Inc [Member]	Jun. 30, 2012 North Jersey Management Services Inc [Member]	Jun. 30, 2011 North Jersey Management Services Inc [Member]	Sep. 30, 2011 North Jersey Management Services Inc [Member]	Sep. 30, 2010 North Jersey Management Services Inc [Member]	Jun. 30, 2012 Route 94 Development Corporation [Member]	Jun. 30, 2011 Route 94 Development Corporation [Member]	Sep. 30, 2011 Route 94 Development Corporation [Member]	Sep. 30, 2010 Route 94 Development Corporation [Member]	Jun. 30, 2012 Crystal Springs Builders Llc [Member]	Jun. 30, 2011 Crystal Springs Builders Llc [Member]	Sep. 30, 2011 Crystal Springs Builders Llc [Member]	Sep. 30, 2010 Crystal Springs Builders Llc [Member]	Jun. 30, 2012 Grand Cascades Lodge [Member]	Jun. 30, 2011 Grand Cascades Lodge [Member]	Sep. 30, 2011 Grand Cascades Lodge [Member]	Sep. 30, 2010 Grand Cascades Lodge [Member]	Sep. 30, 2011 Convertible Line Of Credit [Member]	Sep. 30, 2010 Convertible Line Of Credit [Member]	May 14, 2010 Convertible Line Of Credit [Member]	Sep. 30, 2010 Convertible Promissory Note [Member]	Sep. 30, 2011 Convertible Promissory Note [Member]	Jul. 31, 2010 Convertible Promissory Note [Member]	Sep. 30, 2011 Atlantic and Madison Of Nj Corp Loan [Member]
Lease Agreement Initiation Date																		Oct 1, 2008				Oct 1, 2008	Oct 1, 2008															Apr 30, 2010
Operating Leases, Rent Expense																		$ 260,610				$ 157,680
Area of Land												2,022		7,350						29,750					18,000
Deferred Rental Payments																			220,763					133,571
Deferred Rental Payment Related Party																132,457
Addtional Area Of Land Leased																						2,400
Lease and Rental, Monthly Payments																					14,940	1,800
Debt Instrument Maturity Period																twenty-year	Twenty year
Debt Instrument, Maturity Date	Oct 4, 2011						Dec 31, 2010			Aug 1, 2027						Aug 1, 2027	Aug 1, 2027
Notes Payable to Bank																745,578	773,913
Debt Instrument, Interest Rate During Period		0.03%				0.03%				3.81%		6.00%					3.81%																																	6.00%
Total Cost Of Equipment																										900,000
Lease and Rental, Monthly Payables																										12,750
Predetermined Fair Market Value Of Leased Equipement																										315,000
Research and development								437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331														106,694	116,103	158,879	128,959
General and administrative expenses								1,598,414	1,060,401	5,165,169	6,842,084	9,003,046	11,652,419																		58,500	58,500	78,000	49,500
Lease Agreement Period																																						twenty-year
Sale Leaseback Transaction, Description																																						For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct. The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.
Related Party Interest, Description																																						The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities. Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort. Except as set forth above, no other officer, director or 5% or greater stockholder of the Company has any equity interest in Builders, Cascades or Route 94.
Related Party Transaction, Expenses from Transactions with Related Party																																			0	0	0	0	0	1,037,700	980,000	375,500	47,000	73,000	39,000	15,000
Related Party Transaction Amount Received								50,000
Line of Credit Facility, Initiation Date																																																May 14, 2010
Line of Credit Facility, Maximum Borrowing Capacity		1,300,000													3,250,000																																		1,300,000
Line of Credit Facility, Amount Outstanding												273,000																																			300,142					273,000
Line of Credit Facility, Interest Rate During Period					0.06%		3.00%					0.03%																																			6.00%
Debt Instrument, Issuance Date																																																		Jul 1, 2010
Debt- long term- related party, net of discount								1,590,083		1,590,083		3,425,334	0																																								775,000
Long-term Debt, Gross																																																			292,461
Line of Credit Facility, Current Borrowing Capacity															2,166,664
Notes Issued To Related Party		1,166,666				583,334
Related Party Transaction Purchase Shares Of Common Stock		87,500				175,000
Warrants Exercise Price		$ 6	$ 5	$ 5		$ 6						$ 4.25	$ 6
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,083,336

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Twelve months ended June 30, 2013	$ 141,028	$ 87,129
June 30, 2014	146,541	127,706
June 30, 2015	152,053	133,219
June 30, 2016	157,566	138,731
June 30, 2017	66,609	144,244
Total	$ 663,797	$ 631,029

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Sep. 30, 2011	Dec. 02, 2011
Long Term Notes Payable Principal Amount Due				$ 745,578	$ 773,913
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				3.81%	3.81%
Debt Instrument, Maturity Date		Oct 4, 2011	Dec 31, 2010	Aug 1, 2027
Lease Expiration Date				Nov 30, 2016
Area of Land					2,022	7,350
Liquidation Date					Dec 31, 2011
Number Of Years Of Lease	five year			5

CONCENTRATION OF RISK (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash, Uninsured Amount		$ 3,721,280
Entity Wide Purchases Major Customers Percentage	5.00%

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended							2 Months Ended	9 Months Ended		12 Months Ended						1 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jul. 13, 2012	Dec. 09, 2011	Nov. 18, 2011	Dec. 29, 2010	Oct. 31, 2011 Stan Checketts Properties [Member]	Oct. 28, 2011 Atlantic and Madison Of Nj Corp [Member]	Oct. 28, 2011 Lake Isle Corp [Member]	Oct. 31, 2011 David K Koch [Member]	Nov. 01, 2011 Chief Executive Officer [Member]	Nov. 30, 2011 Convertible Promissory Note [Member]	Sep. 30, 2011 Convertible Promissory Note [Member]	Nov. 01, 2011 Convertible Promissory Note [Member]	Nov. 30, 2011 Private Placement [Member]	Nov. 30, 2011 Private Placement One [Member]	Dec. 09, 2011 Warrant [Member]	Nov. 18, 2011 Warrant [Member]	Nov. 01, 2011 Warrant [Member]	Nov. 01, 2011 Warrant [Member] Private Placement [Member]
Convertible Notes Payable, Noncurrent													$ 1,200,000
Stock Issued During Period, Shares, New Issues	240,000
Stock Issued During Period Shares New Issues One	20,000
Stock Issued During Period Shares New Issues Two	13,100
Issuance of common stock for interest expense	1,200,000								469,160	0
Notes Payable, Noncurrent													100,000
Broker Dealer Cash Fees Paid For 2012 Offering	78,000
Lease Agreement Date				Oct 1, 2011													Oct 1, 2011
Lease Area				7,350													20,400
Loans Payable																		676,000			100,000
Debt- long term, net of discount									2,668,533		2,807,869	38,111						300,000
Principal Amount Of Debt Owed																		1,451,000
Long-term Line of Credit										1,000,000						3,250,000			1,000,000
Employment Agreement Date																				Oct 28, 2011
Effective Date Of Employment Agreement																				Aug 1, 2011
Notes Payable, Current														925,000	1,350,000									9,400,000
Debt Instrument, Interest Rate During Period					0.03%			0.03%	3.81%		6.00%											6.00%	6.00%
Common stock, shares issued									7,399,086		7,277,192	7,021,404															218,000	318,000	23,530	2,200,000
Proceeds from private placement- common stock		925,000							0	1,199,999		9,340,576													2,700,000	1,250,000
Repayments of Short-term Debt																									6,700,000	100,000
Amount Invested By Subscriber			100,000
Principal Amount Note Issued To Subscriber			100,000
Interest Payable On Notes In Shares Of Common Stock Conditions											"If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price. "
Effect Of Mandatory Conversion Date Description											The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.
Warrants Exercisable Period											5 years
Warrants Exercise Price					$ 6	$ 5	$ 5	$ 6			$ 4.25	$ 6
Average Trading Volume Description											Cashless exercise is permitted if the average trading volume of the Company's Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares.
Warrants Exercise Limit											4.90%
Placement Agent Fee											$ 243,989
Warrants Expiration Period											5 years
Default In Filling Of Registration Statement, Description											In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor's Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.